UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2015

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015

Capital Preservation Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Economic Growth and Monetary Policies, Combined With China Turmoil, Triggered Market Volatility

Divergence between the U.S. and the rest of the world, along with China’s struggles, lower commodity prices, capital market volatility, and risk-off trading, were key themes during the reporting period. Global divergence described not only the relatively stronger economic growth enjoyed by the U.S. compared with most of the world, but also the related contrast between the U.S. Federal Reserve’s (the Fed’s) expected unwinding of monetary stimulus versus the continuation and expansion of stimulus by other major central banks. Central bank moves—including the Fed’s delayed normalization of its extremely low interest rate positioning—helped trigger large market swings.

In 2014, the Fed ended its latest massive bond-buying program (quantitative easing, QE), leading to expectations that interest rates would rise. But while QE was halted in the U.S., other major central banks were starting or increasing QE as their economies faltered. This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodity prices, most notably crude oil. Low inflation also prevailed amid muted demand for commodities, particularly as China’s growth faltered, which had a broad dampening impact on global markets. In this environment, the U.S. dollar and U.S. government securities benefited from “flight to quality” capital flows. Conversely, emerging market, commodity-related, and value equity indices suffered significant declines.

We expect continued economic and monetary policy divergence between the U.S. and non-U.S. economies in the coming months, accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2015
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	CPFXX	0.00%(2)	0.01%(2)	0.01%(2)	1.11%(2)	3.91%(2)	10/13/72

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	0.48%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

SEPTEMBER 30, 2015
7-Day Current Yield
After wavier(1)	0.01%
Before waiver	-0.39%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	56 days
Weighted Average Life	99 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	31%
31-90 days	43%
91-180 days	24%
More than 180 days	2%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period(1)4/1/15 - 9/30/15	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.00	$0.30	0.06%
Investor Class (before waiver)	$1,000	$1,000.00(2)	$2.40	0.48%
Hypothetical
Investor Class (after waiver)	$1,000	$1,024.70	$0.30	0.06%
Investor Class (before waiver)	$1,000	$1,022.60	$2.43	0.48%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount/ Shares	Value
U.S. TREASURY NOTES(1) — 52.3%
U.S. Treasury Notes, VRN, 0.06%, 10/6/15	$115,000,000	$115,000,955
U.S. Treasury Notes, VRN, 0.07%, 10/6/15	104,125,000	104,119,947
U.S. Treasury Notes, VRN, 0.08%, 10/6/15	30,000,000	30,005,004
U.S. Treasury Notes, VRN, 0.09%, 10/6/15	85,000,000	84,992,752
U.S. Treasury Notes, 0.25%, 10/31/15	150,000,000	150,023,674
U.S. Treasury Notes, 1.25%, 10/31/15	80,000,000	80,076,248
U.S. Treasury Notes, 0.375%, 11/15/15	95,000,000	95,032,022
U.S. Treasury Notes, 4.50%, 11/15/15	75,000,000	75,405,464
U.S. Treasury Notes, 0.25%, 11/30/15	100,000,000	100,014,296
U.S. Treasury Notes, 1.375%, 11/30/15	130,000,000	130,272,149
U.S. Treasury Notes, 0.375%, 1/15/16	50,000,000	50,049,841
U.S. Treasury Notes, 2.125%, 2/29/16	75,000,000	75,630,944
U.S. Treasury Notes, 0.375%, 3/15/16	81,000,000	81,065,767
U.S. Treasury Notes, 0.25%, 4/15/16	38,000,000	38,001,413
U.S. Treasury STRIPS - COUPON, 0.00%, 11/15/15(2)	3,861,000	3,860,607
TOTAL U.S. TREASURY NOTES		1,213,551,083
U.S. TREASURY BILLS(1) — 38.9%
U.S. Treasury Bills, 0.02%, 10/8/15	100,000,000	99,999,708
U.S. Treasury Bills, 0.01%, 10/15/15	60,000,000	59,999,766
U.S. Treasury Bills, 0.11%, 10/15/15	15,000,000	14,999,387
U.S. Treasury Bills, 0.13%, 11/12/15	100,000,000	99,985,416
U.S. Treasury Bills, 0.10%, 11/19/15	100,000,000	99,986,729
U.S. Treasury Bills, 0.10%, 12/3/15	35,000,000	34,994,181
U.S. Treasury Bills, 0.07%, 12/10/15	50,000,000	49,993,437
U.S. Treasury Bills, 0.13%, 12/10/15	10,000,000	9,997,521
U.S. Treasury Bills, 0.10%, 12/17/15	70,000,000	69,985,028
U.S. Treasury Bills, 0.01%, 12/31/15	50,000,000	49,998,420
U.S. Treasury Bills, 0.10%, 12/31/15	20,000,000	19,994,944
U.S. Treasury Bills, 0.09%, 1/7/16	25,000,000	24,994,215
U.S. Treasury Bills, 0.11%, 1/7/16	67,000,000	66,980,849
U.S. Treasury Bills, 0.10%, 1/14/16	20,000,000	19,994,167
U.S. Treasury Bills, 0.12%, 1/14/16	35,000,000	34,987,750
U.S. Treasury Bills, 0.12%, 1/21/16	30,000,000	29,988,800
U.S. Treasury Bills, 0.15%, 1/28/16	40,000,000	39,980,828
U.S. Treasury Bills, 0.20%, 2/25/16	75,000,000	74,940,281
TOTAL U.S. TREASURY BILLS		901,801,427
U.S. TREASURY BONDS(1) — 1.1%
U.S. Treasury Bonds, 9.875%, 11/15/15	25,000,000	25,299,407
TEMPORARY CASH INVESTMENTS — 4.6%
SSgA U.S. Government Money Market Fund, Class N	106,463,716	106,463,716
TOTAL INVESTMENT SECURITIES — 96.9%		2,247,115,633
OTHER ASSETS AND LIABILITIES — 3.1%		71,445,349
TOTAL NET ASSETS — 100.0%		$2,318,560,982

7

NOTES TO SCHEDULE OF INVESTMENTS
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes and U.S. Treasury Bonds are the stated coupon rates.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

SEPTEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,247,115,633
Receivable for investments sold	115,008,381
Receivable for capital shares sold	3,946,717
Interest receivable	3,937,242
2,370,007,973

Liabilities
Payable for investments purchased	49,998,420
Payable for capital shares redeemed	1,305,043
Accrued management fees	143,345
Dividends payable	183
51,446,991

Net Assets	$2,318,560,982

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	2,318,549,398

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$2,318,552,288
Undistributed net investment income	2,717
Undistributed net realized gain	5,977
$2,318,560,982

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$789,377

Expenses:
Management fees	5,434,530
Trustees' fees and expenses	65,627
Other expenses	29,864
5,530,021
Fees waived	(4,854,826)
675,195

Net investment income (loss)	114,182

Net realized gain (loss) on investment transactions	4,030

Net Increase (Decrease) in Net Assets Resulting from Operations	$118,212

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MARCH 31, 2015
Increase (Decrease) in Net Assets	September 30, 2015	March 31, 2015
Operations
Net investment income (loss)	$114,182	$237,959
Net realized gain (loss)	4,030	1,947
Net increase (decrease) in net assets resulting from operations	118,212	239,906

Distributions to Shareholders
From net investment income	(114,182)	(237,959)

Capital Share Transactions
Proceeds from shares sold	367,016,230	753,861,658
Proceeds from reinvestment of distributions	111,615	235,188
Payments for shares redeemed	(404,144,762)	(935,399,030)
Net increase (decrease) in net assets from capital share transactions	(37,016,917)	(181,302,184)

Net increase (decrease) in net assets	(37,012,887)	(181,300,237)

Net Assets
Beginning of period	2,355,573,869	2,536,874,106
End of period	$2,318,560,982	$2,355,573,869

Undistributed net investment income	$2,717	$2,717

Transactions in Shares of the Fund
Sold	367,016,230	753,861,658
Issued in reinvestment of distributions	111,615	235,188
Redeemed	(404,144,762)	(935,399,030)
Net increase (decrease) in shares of the fund	(37,016,917)	(181,302,184)

See Notes to Financial Statements.

11

Notes to Financial Statements

SEPTEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund is a money market fund and its investment objective is to seek maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1370% to 0.2500%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The effective annual management fee for the six months ended September 30, 2015 was 0.47% before waiver and 0.05% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Notes	—	$1,213,551,083	—
U.S. Treasury Bills	—	901,801,427	—
U.S. Treasury Bonds	—	25,299,407	—
Temporary Cash Investments	$106,463,716	—	—
	$106,463,716	$2,140,651,917	—

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5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

6. Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market mutual funds. The amendments consist of structural and operational reforms intended to make money market funds more resilient for investors. In response to the amendments to the rules, beginning in the fall of 2016, the board will have the ability to impose a liquidity fee or suspend redemptions in times of severe market stress and the fund will only be available to shareholders who are retail investors. The fund will continue to seek to maintain a stable NAV. Management anticipates there will be no changes to the financial statement disclosures.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2015(2)	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.00%	0.06%(4)	0.48%(4)	0.01%(4)	(0.41)%(4)	$2,318,561
2015	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.04%	0.48%	0.01%	(0.43)%	$2,355,574
2014	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.06%	0.48%	0.01%	(0.41)%	$2,536,874
2013	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.09%	0.48%	0.01%	(0.38)%	$2,643,948
2012	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.06%	0.48%	0.01%	(0.41)%	$2,801,793
2011	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.17%	0.48%	0.01%	(0.30)%	$2,913,219

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2015 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

15

Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

16

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the second quartile of its peer group for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular

17

meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the industry-wide proliferation of fee waivers to support positive money market fund yields, the Board recognized that net fee comparisons may be less statistically relevant than in prior years. With that in mind, the Board reviewed peer data on both a gross basis and net of applicable fee waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

18

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

19

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87382 1511

SEMIANNUAL REPORT	SEPTEMBER 30, 2015

Ginnie Mae Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Economic Growth and Monetary Policies, Combined With China Turmoil, Triggered Market Volatility

Divergence between the U.S. and the rest of the world, along with China’s struggles, lower commodity prices, capital market volatility, and risk-off trading, were key themes during the reporting period. Global divergence described not only the relatively stronger economic growth enjoyed by the U.S. compared with most of the world, but also the related contrast between the U.S. Federal Reserve’s (the Fed’s) expected unwinding of monetary stimulus versus the continuation and expansion of stimulus by other major central banks. Central bank moves—including the Fed’s delayed normalization of its extremely low interest rate positioning—helped trigger large market swings.

In 2014, the Fed ended its latest massive bond-buying program (quantitative easing, QE), leading to expectations that interest rates would rise. But while QE was halted in the U.S., other major central banks were starting or increasing QE as their economies faltered. This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodity prices, most notably crude oil. Low inflation also prevailed amid muted demand for commodities, particularly as China’s growth faltered, which had a broad dampening impact on global markets. In this environment, the U.S. dollar and U.S. government securities benefited from “flight to quality” capital flows. Conversely, emerging market, commodity-related, and value equity indices suffered significant declines.

We expect continued economic and monetary policy divergence between the U.S. and non-U.S. economies in the coming months, accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BGNMX	0.05%	2.26%	2.63%	4.32%	6.39%	9/23/85
Barclays U.S. GNMA Index	—	0.48%	2.85%	3.08%	4.75%	7.08%(2)	—
Institutional Class	AGMNX	0.15%	2.47%	2.83%	—	4.57%	9/28/07
A Class(3)	BGNAX						10/9/97
No sales charge*		-0.08%	2.01%	2.37%	4.07%	4.49%
With sales charge*		-4.55%	-2.60%	1.43%	3.59%	4.23%
C Class	BGNCX						3/1/10
No sales charge*		-0.36%	1.34%	1.63%	—	2.12%
With sales charge*		-1.35%	1.34%	1.63%	—	2.12%
R Class	AGMWX	-0.20%	1.85%	2.14%	—	3.84%	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since September 30, 1985, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.55%	0.35%	0.80%	1.55%	1.05%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2015
Portfolio at a Glance
Average Duration (effective)	3.9 years
Weighted Average Life	5.3 years

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities (all GNMAs)	100.5%
U.S. Government Agency Collateralized Mortgage Obligations (all GNMAs)	9.4%
Temporary Cash Investments	13.6%
Other Assets and Liabilities	(23.5)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period(1)4/1/15 - 9/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.50	$2.75	0.55%
Institutional Class	$1,000	$1,001.50	$1.75	0.35%
A Class	$1,000	$999.20	$4.00	0.80%
C Class	$1,000	$996.40	$7.74	1.55%
R Class	$1,000	$998.00	$5.24	1.05%
Hypothetical
Investor Class	$1,000	$1,022.25	$2.78	0.55%
Institutional Class	$1,000	$1,023.25	$1.77	0.35%
A Class	$1,000	$1,021.00	$4.04	0.80%
C Class	$1,000	$1,017.25	$7.82	1.55%
R Class	$1,000	$1,019.75	$5.30	1.05%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 100.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.8%
GNMA, VRN, 1.625%, 10/20/15	$12,121,222	$12,614,920
GNMA, VRN, 1.75%, 10/20/15	20,135,002	20,867,165
		33,482,085
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 97.7%
GNMA, 3.00%, 10/21/15(2)	115,000,000	117,416,638
GNMA, 3.00%, 2/20/43 to 4/20/43	34,690,887	35,591,865
GNMA, 3.50%, 10/21/15(2)	127,500,000	133,544,238
GNMA, 3.50%, 12/20/41 to 12/20/44	237,966,489	250,216,832
GNMA, 4.00%, 12/20/39 to 5/15/42	178,246,709	191,558,387
GNMA, 4.50%, 10/21/15(2)	30,000,000	32,231,251
GNMA, 4.50%, 7/15/33 to 3/20/42	119,991,577	130,856,909
GNMA, 5.00%, 6/15/33 to 5/20/41	99,953,730	111,191,076
GNMA, 5.50%, 4/15/33 to 8/15/39	92,863,957	105,219,300
GNMA, 6.00%, 7/20/16 to 2/20/39	43,229,723	48,993,054
GNMA, 6.50%, 9/20/23 to 11/15/38	6,232,421	7,491,612
GNMA, 7.00%, 12/20/25 to 12/20/29	868,665	1,045,664
GNMA, 7.25%, 4/15/23 to 6/15/23	39,323	40,362
GNMA, 7.50%, 12/20/23 to 2/20/31	166,041	208,054
GNMA, 7.65%, 6/15/16 to 12/15/16	13,300	13,354
GNMA, 7.75%, 11/15/22	22,580	22,674
GNMA, 7.77%, 4/15/20 to 6/15/20	93,646	96,373
GNMA, 7.89%, 9/20/22	8,901	8,938
GNMA, 7.98%, 6/15/19	13,442	13,498
GNMA, 8.00%, 3/15/17 to 7/20/30	831,871	885,723
GNMA, 8.25%, 4/20/17 to 2/15/22	173,344	177,604
GNMA, 8.50%, 4/20/16 to 12/15/30	620,128	684,344
GNMA, 8.75%, 3/20/17 to 7/15/27	74,730	76,586
GNMA, 9.00%, 4/15/16 to 1/15/25	288,009	303,694
GNMA, 9.25%, 10/15/16 to 3/15/25	57,526	58,616
GNMA, 9.50%, 8/15/17 to 7/20/25	183,758	188,319
GNMA, 9.75%, 12/15/18 to 11/20/21	44,583	46,291
GNMA, 10.00%, 3/15/16 to 8/15/21	4,176	4,243
GNMA, 10.25%, 2/15/19	4,012	4,036
GNMA, 10.50%, 10/15/16 to 4/20/19	2,076	2,100
GNMA, 11.00%, 2/15/16 to 6/15/20	19,909	20,039
		1,168,211,674
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,175,484,653)		1,201,693,759
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 9.4%
GNMA, Series 1998-17, Class F, VRN, 0.71%, 10/16/15	141,014	142,609
GNMA, Series 1999-43, Class FB, VRN, 0.56%, 10/16/15	2,536,292	2,544,192

7

	Principal Amount/Shares	Value
GNMA, Series 2000-22, Class FG, VRN, 0.41%, 10/16/15	$20,797	$20,843
GNMA, Series 2001-59, Class FD, VRN, 0.71%, 10/16/15	658,196	666,798
GNMA, Series 2001-62, Class FB, VRN, 0.71%, 10/16/15	1,325,500	1,343,170
GNMA, Series 2002-13, Class FA, VRN, 0.71%, 10/16/15	815,250	826,352
GNMA, Series 2002-24, Class FA, VRN, 0.71%, 10/16/15	1,650,293	1,674,848
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.57%, 10/20/15	559,255	562,476
GNMA, Series 2002-31, Class FW, VRN, 0.61%, 10/16/15	506,118	508,668
GNMA, Series 2003-110, Class F, VRN, 0.62%, 10/20/15	2,170,927	2,185,423
GNMA, Series 2003-42, Class FW, VRN, 0.57%, 10/20/15	831,558	835,923
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32	834,543	839,599
GNMA, Series 2003-66, Class HF, VRN, 0.67%, 10/20/15	1,340,391	1,350,513
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	1,694,948	1,713,989
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.46%, 10/16/15	942,675	943,567
GNMA, Series 2004-76, Class F, VRN, 0.62%, 10/20/15	1,854,613	1,866,763
GNMA, Series 2005-13, Class FA, VRN, 0.42%, 10/20/15	5,206,668	5,209,258
GNMA, Series 2007-5, Class FA, VRN, 0.36%, 10/20/15	5,251,840	5,237,878
GNMA, Series 2007-58, Class FC, VRN, 0.72%, 10/20/15	3,008,248	3,046,885
GNMA, Series 2007-74, Class FL, VRN, 0.67%, 10/16/15	7,086,004	7,146,309
GNMA, Series 2008-18, Class FH, VRN, 0.82%, 10/20/15	4,315,097	4,374,606
GNMA, Series 2008-2, Class LF, VRN, 0.68%, 10/20/15	3,107,556	3,134,131
GNMA, Series 2008-27, Class FB, VRN, 0.77%, 10/20/15	8,075,174	8,172,798
GNMA, Series 2008-61, Class KF, VRN, 0.89%, 10/20/15	4,170,077	4,240,845
GNMA, Series 2008-73, Class FK, VRN, 0.98%, 10/20/15	5,515,811	5,634,340
GNMA, Series 2008-75, Class F, VRN, 0.75%, 10/20/15	5,974,882	6,022,612
GNMA, Series 2008-88, Class UF, VRN, 1.22%, 10/20/15	3,884,586	3,988,058
GNMA, Series 2009-109, Class FA, VRN, 0.61%, 10/16/15	781,038	781,836
GNMA, Series 2009-127, Class FA, VRN, 0.77%, 10/20/15	5,308,129	5,378,457
GNMA, Series 2009-76, Class FB, VRN, 0.81%, 10/16/15	3,828,121	3,865,481
GNMA, Series 2009-92, Class FJ, VRN, 0.89%, 10/16/15	2,286,109	2,328,095
GNMA, Series 2010-14, Class QF, VRN, 0.66%, 10/16/15	14,498,732	14,613,316
GNMA, Series 2010-25, Class FB, VRN, 0.76%, 10/16/15	11,197,451	11,361,024
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $112,058,304)		112,561,662
TEMPORARY CASH INVESTMENTS(3) — 13.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 2.375%, 8/15/24 - 11/15/24, valued at $120,706,100), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $118,328,033)		118,328,000
SSgA U.S. Government Money Market Fund, Class N	44,702,462	44,702,462
TOTAL TEMPORARY CASH INVESTMENTS (Cost $163,030,462)		163,030,462
TOTAL INVESTMENT SECURITIES — 123.5% (Cost $1,450,573,419)		1,477,285,883
OTHER ASSETS AND LIABILITIES(4) — (23.5)%		(281,041,058)
TOTAL NET ASSETS — 100.0%		$1,196,244,825

8

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)	Category includes collateral received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $948,000.

(4)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

SEPTEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,450,573,419)	$1,477,285,883
Receivable for capital shares sold	261,856
Interest receivable	3,541,273
1,481,089,012

Liabilities
Payable for collateral received for forward commitments	948,000
Payable for investments purchased	281,863,802
Payable for capital shares redeemed	1,231,359
Accrued management fees	525,902
Distribution and service fees payable	30,569
Dividends payable	244,555
284,844,187

Net Assets	$1,196,244,825

Net Assets Consist of:
Capital paid in	$1,207,448,068
Distributions in excess of net investment income	(6,757,500)
Accumulated net realized loss	(31,158,207)
Net unrealized appreciation	26,712,464
$1,196,244,825

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,029,560,565	95,561,298	$10.77
Institutional Class	$59,692,957	5,540,763	$10.77
A Class	$89,489,221	8,306,394	$10.77*
C Class	$11,560,413	1,072,791	$10.78
R Class	$5,941,669	551,707	$10.77
*Maximum offering price $11.28 (net asset value divided by 0.955).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$11,888,959

Expenses:
Management fees	3,509,885
Distribution and service fees:
A Class	227,892
C Class	60,592
R Class	14,013
Trustees' fees and expenses	31,035
Other expenses	494
3,843,911

Net investment income (loss)	8,045,048

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,453,051
Change in net unrealized appreciation (depreciation) on investments	(10,107,741)

Net realized and unrealized gain (loss)	(8,654,690)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(609,642)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MARCH 31, 2015
Increase (Decrease) in Net Assets	September 30, 2015	March 31, 2015
Operations
Net investment income (loss)	$8,045,048	$22,325,321
Net realized gain (loss)	1,453,051	16,149,430
Change in net unrealized appreciation (depreciation)	(10,107,741)	20,881,948
Net increase (decrease) in net assets resulting from operations	(609,642)	59,356,699

Distributions to Shareholders
From net investment income:
Investor Class	(12,124,636)	(27,108,650)
Institutional Class	(729,664)	(1,323,477)
A Class	(1,834,361)	(5,910,784)
C Class	(78,884)	(207,794)
R Class	(50,673)	(88,778)
Decrease in net assets from distributions	(14,818,218)	(34,639,483)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(201,253,980)	(71,702,322)

Net increase (decrease) in net assets	(216,681,840)	(46,985,106)

Net Assets
Beginning of period	1,412,926,665	1,459,911,771
End of period	$1,196,244,825	$1,412,926,665

Undistributed (distributions in excess of) net investment income	$(6,757,500)	$15,670

See Notes to Financial Statements.

12

Notes to Financial Statements

SEPTEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Ginnie Mae Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a

13

specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum

14

exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended September 30, 2015 was 0.55% for the Investor Class, A Class, C Class and R Class and 0.35% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2015 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2015 were $2,294,665,052 and $2,533,899,377, respectively, all of which are U.S. Treasury and Government Agency obligations.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2015		Year ended March 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,791,256	$62,543,726	12,355,517	$133,706,654
Issued in reinvestment of distributions	1,009,844	10,902,847	2,256,540	24,427,811
Redeemed	(11,282,163)	(121,737,569)	(21,414,580)	(231,518,944)
	(4,481,063)	(48,290,996)	(6,802,523)	(73,384,479)
Institutional Class
Sold	1,672,088	18,017,104	2,527,094	27,349,902
Issued in reinvestment of distributions	61,825	667,410	110,027	1,191,758
Redeemed	(1,430,410)	(15,396,992)	(1,674,871)	(18,115,286)
	303,503	3,287,522	962,250	10,426,374
A Class
Sold	1,090,448	11,779,966	10,090,070	109,202,215
Issued in reinvestment of distributions	143,004	1,546,265	511,383	5,537,001
Redeemed	(15,763,689)	(169,653,258)	(11,055,910)	(119,634,045)
	(14,530,237)	(156,327,027)	(454,457)	(4,894,829)
C Class
Sold	43,876	475,451	195,158	2,113,082
Issued in reinvestment of distributions	6,055	65,387	14,495	156,920
Redeemed	(130,172)	(1,405,218)	(617,148)	(6,673,062)
	(80,241)	(864,380)	(407,495)	(4,403,060)
R Class
Sold	218,387	2,359,515	193,569	2,097,159
Issued in reinvestment of distributions	4,252	45,870	8,062	87,261
Redeemed	(135,581)	(1,464,484)	(150,497)	(1,630,748)
	87,058	940,901	51,134	553,672
Net increase (decrease)	(18,700,980)	$(201,253,980)	(6,651,091)	$(71,702,322)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,201,693,759	—
U.S. Government Agency Collateralized Mortgage Obligations	—	112,561,662	—
Temporary Cash Investments	$44,702,462	118,328,000	—
	$44,702,462	$1,432,583,421	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,450,573,419
Gross tax appreciation of investments	$31,745,354
Gross tax depreciation of investments	(5,032,890)
Net tax appreciation (depreciation) of investments	$26,712,464

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2015, the fund had accumulated short-term capital losses of $(12,755,694) and accumulated long-term capital losses of $(19,829,359), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses(before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss)(before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$10.89	0.07	(0.07)	—	(0.12)	$10.77	0.05%	0.55%(4)	0.55%(4)	1.27%(4)	1.27%(4)	159%	$1,029,561
2015	$10.70	0.17	0.28	0.45	(0.26)	$10.89	4.28%	0.55%	0.55%	1.59%	1.59%	306%	$1,089,566
2014	$11.10	0.17	(0.29)	(0.12)	(0.28)	$10.70	(1.02)%	0.55%	0.55%	1.62%	1.62%	264%	$1,143,697
2013	$11.21	0.25	(0.01)	0.24	(0.35)	$11.10	2.16%	0.55%	0.55%	2.26%	2.26%	237%	$1,519,666
2012	$10.84	0.35	0.42	0.77	(0.40)	$11.21	7.15%	0.55%	0.56%	3.12%	3.11%	130%	$1,574,686
2011	$10.76	0.39	0.13	0.52	(0.44)	$10.84	4.90%	0.53%	0.56%	3.57%	3.54%	100%	$1,382,165
Institutional Class
2015(3)	$10.89	0.08	(0.06)	0.02	(0.14)	$10.77	0.15%	0.35%(4)	0.35%(4)	1.47%(4)	1.47%(4)	159%	$59,693
2015	$10.70	0.19	0.28	0.47	(0.28)	$10.89	4.49%	0.35%	0.35%	1.79%	1.79%	306%	$57,037
2014	$11.10	0.20	(0.29)	(0.09)	(0.31)	$10.70	(0.83)%	0.35%	0.35%	1.82%	1.82%	264%	$45,757
2013	$11.21	0.27	(0.01)	0.26	(0.37)	$11.10	2.36%	0.35%	0.35%	2.46%	2.46%	237%	$62,075
2012	$10.83	0.37	0.43	0.80	(0.42)	$11.21	7.47%	0.35%	0.36%	3.32%	3.31%	130%	$40,336
2011	$10.76	0.41	0.13	0.54	(0.47)	$10.83	5.02%	0.33%	0.36%	3.77%	3.74%	100%	$12,313

18

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses(before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss)(before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$10.89	0.05	(0.06)	(0.01)	(0.11)	$10.77	(0.08)%	0.80%(4)	0.80%(4)	1.02%(4)	1.02%(4)	159%	$89,489
2015	$10.70	0.14	0.29	0.43	(0.24)	$10.89	4.02%	0.80%	0.80%	1.34%	1.34%	306%	$248,705
2014	$11.10	0.15	(0.29)	(0.14)	(0.26)	$10.70	(1.27)%	0.80%	0.80%	1.37%	1.37%	264%	$249,327
2013	$11.21	0.22	(0.01)	0.21	(0.32)	$11.10	1.90%	0.80%	0.80%	2.01%	2.01%	237%	$310,736
2012	$10.84	0.32	0.42	0.74	(0.37)	$11.21	6.89%	0.80%	0.81%	2.87%	2.86%	130%	$250,169
2011	$10.76	0.36	0.14	0.50	(0.42)	$10.84	4.64%	0.78%	0.81%	3.32%	3.29%	100%	$164,395
C Class
2015(3)	$10.89	0.01	(0.05)	(0.04)	(0.07)	$10.78	(0.36)%	1.55%(4)	1.55%(4)	0.27%(4)	0.27%(4)	159%	$11,560
2015	$10.71	0.06	0.28	0.34	(0.16)	$10.89	3.15%	1.55%	1.55%	0.59%	0.59%	306%	$12,560
2014	$11.10	0.07	(0.28)	(0.21)	(0.18)	$10.71	(1.91)%	1.55%	1.55%	0.62%	0.62%	264%	$16,706
2013	$11.21	0.14	(0.01)	0.13	(0.24)	$11.10	1.14%	1.55%	1.55%	1.26%	1.26%	237%	$33,287
2012	$10.84	0.23	0.43	0.66	(0.29)	$11.21	6.09%	1.55%	1.56%	2.12%	2.11%	130%	$13,809
2011	$10.76	0.28	0.13	0.41	(0.33)	$10.84	3.87%	1.53%	1.56%	2.57%	2.54%	100%	$2,587
R Class
2015(3)	$10.89	0.04	(0.06)	(0.02)	(0.10)	$10.77	(0.20)%	1.05%(4)	1.05%(4)	0.77%(4)	0.77%(4)	159%	$5,942
2015	$10.70	0.12	0.28	0.40	(0.21)	$10.89	3.76%	1.05%	1.05%	1.09%	1.09%	306%	$5,059
2014	$11.09	0.12	(0.28)	(0.16)	(0.23)	$10.70	(1.43)%	1.05%	1.05%	1.12%	1.12%	264%	$4,425
2013	$11.21	0.20	(0.03)	0.17	(0.29)	$11.09	1.56%	1.05%	1.05%	1.76%	1.76%	237%	$4,773
2012	$10.83	0.29	0.43	0.72	(0.34)	$11.21	6.72%	1.05%	1.06%	2.62%	2.61%	130%	$4,343
2011	$10.76	0.34	0.12	0.46	(0.39)	$10.83	4.29%	1.03%	1.06%	3.07%	3.04%	100%	$2,775

19

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

20

Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

21

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

22

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

23

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

24

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87383 1511

SEMIANNUAL REPORT	SEPTEMBER 30, 2015

Government Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Economic Growth and Monetary Policies, Combined With China Turmoil, Triggered Market Volatility

Divergence between the U.S. and the rest of the world, along with China’s struggles, lower commodity prices, capital market volatility, and risk-off trading, were key themes during the reporting period. Global divergence described not only the relatively stronger economic growth enjoyed by the U.S. compared with most of the world, but also the related contrast between the U.S. Federal Reserve’s (the Fed’s) expected unwinding of monetary stimulus versus the continuation and expansion of stimulus by other major central banks. Central bank moves—including the Fed’s delayed normalization of its extremely low interest rate positioning—helped trigger large market swings.

In 2014, the Fed ended its latest massive bond-buying program (quantitative easing, QE), leading to expectations that interest rates would rise. But while QE was halted in the U.S., other major central banks were starting or increasing QE as their economies faltered. This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodity prices, most notably crude oil. Low inflation also prevailed amid muted demand for commodities, particularly as China’s growth faltered, which had a broad dampening impact on global markets. In this environment, the U.S. dollar and U.S. government securities benefited from “flight to quality” capital flows. Conversely, emerging market, commodity-related, and value equity indices suffered significant declines.

We expect continued economic and monetary policy divergence between the U.S. and non-U.S. economies in the coming months, accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	CPTNX	-0.03%	2.77%	2.14%	4.22%	6.79%	5/16/80
Barclays U.S. Government/MBS Index	—	0.34%	3.57%	2.70%	4.47%	7.77%(2)	—
Institutional Class	ABTIX	0.16%	2.97%	2.35%	—	3.09%	3/1/10
A Class(3)	ABTAX						10/9/97
No sales charge*		-0.07%	2.51%	1.89%	3.96%	4.60%
With sales charge*		-4.55%	-2.09%	0.96%	3.48%	4.33%
C Class	ABTCX						3/1/10
No sales charge*		-0.44%	1.84%	1.15%	—	1.86%
With sales charge*		-1.43%	1.84%	1.15%	—	1.86%
R Class	ABTRX	-0.19%	2.35%	1.64%	—	2.37%	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Performance information prior to September 3, 2002, is that of the American Century Treasury Fund, all of the net assets of which were acquired by Government Bond pursuant to a plan of reorganization approved by American Century Treasury Fund shareholders on August 2, 2002.

(1)	Total returns for period less than one year are not annualized.

(2)	Since May 31, 1980, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.47%	0.27%	0.72%	1.47%	0.97%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2015
Portfolio at a Glance
Average Duration (effective)	5.0 years
Weighted Average Life	6.8 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities and Equivalents	54.1%
U.S. Government Agency Mortgage-Backed Securities	47.4%
Collateralized Mortgage Obligations	18.6%
U.S. Government Agency Securities	0.9%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	(21.7)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period(1) 4/1/15 - 9/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$999.70	$2.35	0.47%
Institutional Class	$1,000	$1,001.60	$1.35	0.27%
A Class	$1,000	$999.30	$3.60	0.72%
C Class	$1,000	$995.60	$7.33	1.47%
R Class	$1,000	$998.10	$4.85	0.97%
Hypothetical
Investor Class	$1,000	$1,022.65	$2.38	0.47%
Institutional Class	$1,000	$1,023.65	$1.37	0.27%
A Class	$1,000	$1,021.40	$3.64	0.72%
C Class	$1,000	$1,017.65	$7.41	1.47%
R Class	$1,000	$1,020.15	$4.90	0.97%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES AND EQUIVALENTS — 54.1%
AID (Hashemite Kingdom of Jordan), 2.58%, 6/30/22	$20,000,000	$20,704,440
U.S. Treasury Bills, 0.22%, 3/31/16(1)	2,000,000	1,999,242
U.S. Treasury Bonds, 8.125%, 8/15/21	14,247,000	19,481,376
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	9,611,098
U.S. Treasury Bonds, 3.50%, 2/15/39	3,000,000	3,386,484
U.S. Treasury Bonds, 4.375%, 11/15/39	9,000,000	11,555,622
U.S. Treasury Bonds, 4.625%, 2/15/40	6,300,000	8,378,546
U.S. Treasury Bonds, 4.375%, 5/15/41	7,500,000	9,674,805
U.S. Treasury Bonds, 2.75%, 11/15/42	3,500,000	3,411,313
U.S. Treasury Bonds, 2.875%, 5/15/43	11,000,000	10,972,786
U.S. Treasury Bonds, 3.625%, 8/15/43	3,300,000	3,800,930
U.S. Treasury Bonds, 3.75%, 11/15/43	1,500,000	1,766,993
U.S. Treasury Bonds, 3.125%, 8/15/44	20,400,000	21,366,878
U.S. Treasury Bonds, 3.00%, 11/15/44	2,000,000	2,044,270
U.S. Treasury Bonds, 3.00%, 5/15/45	1,500,000	1,536,533
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	8,204,080	8,075,727
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	12,362,607	11,817,231
U.S. Treasury Notes, VRN, 0.07%, 10/6/15	25,000,000	24,993,950
U.S. Treasury Notes, VRN, 0.09%, 10/6/15	19,341,500	19,343,956
U.S. Treasury Notes, 1.375%, 11/30/15	25,000,000	25,052,975
U.S. Treasury Notes, 2.125%, 12/31/15	35,000,000	35,181,825
U.S. Treasury Notes, 4.875%, 8/15/16	5,000,000	5,196,775
U.S. Treasury Notes, 0.875%, 11/30/16	20,000,000	20,102,340
U.S. Treasury Notes, 0.625%, 12/15/16	10,000,000	10,022,850
U.S. Treasury Notes, 0.875%, 2/28/17	10,000,000	10,053,910
U.S. Treasury Notes, 0.50%, 4/30/17	19,000,000	18,987,498
U.S. Treasury Notes, 0.875%, 5/15/17	6,000,000	6,031,014
U.S. Treasury Notes, 0.50%, 7/31/17	13,000,000	12,976,899
U.S. Treasury Notes, 2.375%, 7/31/17	16,000,000	16,519,264
U.S. Treasury Notes, 4.75%, 8/15/17	11,950,000	12,868,107
U.S. Treasury Notes, 0.75%, 10/31/17	9,000,000	9,015,003
U.S. Treasury Notes, 1.875%, 10/31/17	12,900,000	13,218,811
U.S. Treasury Notes, 1.00%, 2/15/18	4,500,000	4,524,988
U.S. Treasury Notes, 2.625%, 4/30/18	2,000,000	2,092,006
U.S. Treasury Notes, 1.375%, 9/30/18	7,000,000	7,092,834
U.S. Treasury Notes, 1.50%, 2/28/19	13,000,000	13,193,219
U.S. Treasury Notes, 1.75%, 9/30/19(2)	35,700,000	36,466,051
U.S. Treasury Notes, 1.50%, 11/30/19	300,000	303,250
U.S. Treasury Notes, 1.625%, 12/31/19	33,000,000	33,504,867
U.S. Treasury Notes, 1.25%, 1/31/20	5,000,000	4,996,290
U.S. Treasury Notes, 1.375%, 2/29/20	18,000,000	18,086,490
U.S. Treasury Notes, 1.50%, 5/31/20	25,500,000	25,731,081

7

	Principal Amount	Value
U.S. Treasury Notes, 1.625%, 6/30/20	$5,000,000	$5,064,745
U.S. Treasury Notes, 3.625%, 2/15/21	6,000,000	6,659,022
U.S. Treasury Notes, 1.75%, 5/15/22	5,000,000	5,010,580
U.S. Treasury Notes, 2.00%, 2/15/25	10,000,000	9,964,970
U.S. Treasury Notes, 2.125%, 5/15/25	14,000,000	14,091,420
U.S. Treasury Notes, 2.00%, 8/15/25	24,800,000	24,684,407
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $582,242,723)		600,615,671
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 47.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 6.8%
FHLMC, VRN, 2.05%, 10/15/15	3,372,749	3,453,089
FHLMC, VRN, 2.32%, 10/15/15	3,006,580	3,055,950
FHLMC, VRN, 2.32%, 10/15/15	2,089,193	2,222,168
FHLMC, VRN, 2.45%, 10/15/15	1,632,040	1,736,997
FHLMC, VRN, 2.48%, 10/15/15	553,545	588,061
FHLMC, VRN, 2.53%, 10/15/15	943,913	1,002,615
FHLMC, VRN, 2.53%, 10/15/15	966,283	1,028,041
FHLMC, VRN, 2.63%, 10/15/15	1,437,698	1,525,657
FHLMC, VRN, 2.64%, 10/15/15	3,353,548	3,498,985
FHLMC, VRN, 2.86%, 10/15/15	8,615,704	8,925,138
FHLMC, VRN, 2.98%, 10/15/15	966,852	1,025,207
FHLMC, VRN, 3.78%, 10/15/15	2,838,053	2,985,152
FHLMC, VRN, 4.04%, 10/15/15	451,740	475,818
FHLMC, VRN, 5.23%, 10/15/15	561,359	596,174
FHLMC, VRN, 5.48%, 10/15/15	1,677,199	1,789,901
FNMA, VRN, 1.91%, 10/25/15	1,701,553	1,792,652
FNMA, VRN, 1.94%, 10/25/15	2,803,707	2,947,741
FNMA, VRN, 1.94%, 10/25/15	1,869,885	1,948,803
FNMA, VRN, 1.94%, 10/25/15	1,929,122	2,005,237
FNMA, VRN, 1.94%, 10/25/15	2,115,072	2,219,138
FNMA, VRN, 2.01%, 10/25/15	3,295,758	3,450,544
FNMA, VRN, 2.31%, 10/25/15	937,567	1,002,102
FNMA, VRN, 2.31%, 10/25/15	1,027,109	1,089,039
FNMA, VRN, 2.38%, 10/25/15	1,466,180	1,557,584
FNMA, VRN, 2.40%, 10/25/15	2,280,829	2,404,086
FNMA, VRN, 2.42%, 10/25/15	1,483,172	1,583,557
FNMA, VRN, 2.47%, 10/25/15	708,366	756,816
FNMA, VRN, 2.74%, 10/25/15	1,959,652	2,056,674
FNMA, VRN, 3.02%, 10/25/15	2,501,293	2,612,547
FNMA, VRN, 3.36%, 10/25/15	3,078,065	3,240,268
FNMA, VRN, 5.07%, 10/25/15	824,007	879,768
FNMA, VRN, 6.06%, 10/25/15	2,264,698	2,430,417
GNMA, VRN, 1.625%, 10/20/15	301,361	310,303
GNMA, VRN, 1.625%, 10/20/15	659,598	683,022
GNMA, VRN, 1.625%, 10/20/15	1,226,137	1,273,634
GNMA, VRN, 1.625%, 10/20/15	579,381	599,734
GNMA, VRN, 1.625%, 10/20/15	1,365,395	1,422,960

8

	Principal Amount	Value
GNMA, VRN, 1.75%, 10/20/15	$814,465	$845,018
GNMA, VRN, 1.75%, 10/20/15	1,464,071	1,519,725
GNMA, VRN, 2.125%, 10/20/15	982,624	1,026,652
		75,566,974
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 40.6%
FHLMC, 4.50%, 1/1/19	333,849	345,826
FHLMC, 5.00%, 5/1/23	2,685,134	2,906,724
FHLMC, 5.50%, 10/1/34	475,502	529,503
FHLMC, 5.50%, 4/1/38	4,497,080	4,982,679
FHLMC, 4.00%, 12/1/40	2,229,945	2,398,315
FHLMC, 6.50%, 7/1/47	16,801	18,606
FNMA, 3.00%, 10/14/15(4)	20,000,000	20,280,936
FNMA, 3.50%, 10/14/15(4)	27,500,000	28,698,838
FNMA, 4.00%, 10/14/15(4)	63,000,000	67,218,047
FNMA, 4.50%, 10/14/15(4)	45,000,000	48,796,877
FNMA, 5.00%, 10/14/15(4)	27,000,000	29,758,003
FNMA, 5.50%, 10/14/15(4)	15,000,000	16,757,606
FNMA, 4.50%, 6/1/18	180,374	187,053
FNMA, 4.50%, 5/1/19	1,135,843	1,179,730
FNMA, 5.00%, 9/1/20	133,845	143,157
FNMA, 4.50%, 11/1/20	107,222	111,447
FNMA, 6.625%, 11/15/30	14,300,000	20,690,270
FNMA, 6.50%, 3/1/32	122,585	142,205
FNMA, 7.00%, 6/1/32	139,723	167,993
FNMA, 6.50%, 8/1/32	137,257	160,661
FNMA, 5.50%, 7/1/33	1,030,566	1,160,496
FNMA, 5.00%, 11/1/33	5,875,085	6,508,094
FNMA, 6.00%, 12/1/33	3,712,439	4,241,412
FNMA, 5.50%, 8/1/34	4,179,286	4,700,660
FNMA, 5.50%, 9/1/34	268,062	299,268
FNMA, 5.50%, 10/1/34	2,109,418	2,386,537
FNMA, 5.00%, 8/1/35	715,691	788,006
FNMA, 5.50%, 1/1/36	4,625,888	5,207,115
FNMA, 5.00%, 2/1/36	454,623	501,379
FNMA, 5.50%, 4/1/36	1,165,941	1,310,262
FNMA, 5.00%, 5/1/36	2,054,925	2,264,615
FNMA, 5.50%, 12/1/36	740,685	831,165
FNMA, 5.50%, 2/1/37	2,588,772	2,900,203
FNMA, 6.50%, 8/1/37	380,418	427,081
FNMA, 6.00%, 9/1/37	988,511	1,120,405
FNMA, 6.00%, 11/1/37	5,486,550	6,265,322
FNMA, 6.00%, 9/1/38	130,581	142,868
FNMA, 4.50%, 2/1/39	1,800,411	1,957,330
FNMA, 4.50%, 4/1/39	1,210,545	1,335,295
FNMA, 4.50%, 5/1/39	3,018,082	3,329,474
FNMA, 6.50%, 5/1/39	3,139,827	3,589,363
FNMA, 4.50%, 10/1/39	4,963,527	5,495,117

9

	Principal Amount	Value
FNMA, 4.50%, 3/1/40	$7,648,145	$8,416,705
FNMA, 4.00%, 10/1/40	4,763,014	5,158,775
FNMA, 4.50%, 11/1/40	4,257,611	4,685,545
FNMA, 4.50%, 6/1/41	5,871,030	6,461,055
FNMA, 4.00%, 8/1/41	4,448,508	4,799,154
FNMA, 4.50%, 9/1/41	2,708,077	2,947,254
FNMA, 3.50%, 10/1/41	5,412,433	5,664,115
FNMA, 3.50%, 5/1/42	3,459,237	3,621,588
FNMA, 3.50%, 6/1/42	3,096,043	3,250,841
FNMA, 3.50%, 9/1/42	3,553,287	3,721,047
FNMA, 6.50%, 8/1/47	54,144	60,222
FNMA, 6.50%, 8/1/47	99,169	110,348
FNMA, 6.50%, 9/1/47	101,216	112,680
FNMA, 6.50%, 9/1/47	5,590	6,224
FNMA, 6.50%, 9/1/47	38,009	42,309
FNMA, 6.50%, 9/1/47	55,246	61,520
FNMA, 6.50%, 9/1/47	14,752	16,417
FNMA, 6.00%, 4/1/48	616,420	676,703
GNMA, 3.50%, 10/21/15(4)	5,000,000	5,233,203
GNMA, 4.00%, 10/21/15(4)	22,000,000	23,439,027
GNMA, 5.50%, 12/20/38	2,761,255	3,106,565
GNMA, 6.00%, 1/20/39	757,780	851,441
GNMA, 5.00%, 3/20/39	3,772,189	4,202,170
GNMA, 5.50%, 3/20/39	1,361,326	1,538,212
GNMA, 5.50%, 4/20/39	2,523,967	2,855,705
GNMA, 4.50%, 1/15/40	2,447,817	2,662,171
GNMA, 4.00%, 11/20/40	9,986,848	10,736,093
GNMA, 4.00%, 12/15/40	2,075,593	2,215,089
GNMA, 4.50%, 7/20/41	9,228,923	10,038,186
GNMA, 3.50%, 6/20/42	12,314,519	12,949,884
GNMA, 3.50%, 7/20/42	9,397,548	9,882,414
GNMA, 4.50%, 8/20/42	7,532,704	8,193,234
		449,951,839
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $514,033,703)		525,518,813
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 18.6%
FHLMC, Series 2684, Class FP, VRN, 0.71%, 10/15/15	797,579	799,642
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	1,242,317	1,281,462
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	1,306,835	1,341,797
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	2,541,164	2,630,460
FHLMC, Series 2812, Class MF, VRN, 0.66%, 10/15/15	4,124,737	4,167,280
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	1,591,116	1,705,221
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	3,652,326	3,932,743
FHLMC, Series 3149, Class LF, VRN, 0.51%, 10/15/15	11,796,495	11,849,874
FHLMC, Series 3153, Class FJ, VRN, 0.59%, 10/15/15	3,905,516	3,923,712
FHLMC, Series 3397, Class GF, VRN, 0.71%, 10/15/15	1,898,579	1,911,942

10

	Principal Amount/ Shares	Value
FHLMC, Series 3417, Class FA, VRN, 0.71%, 10/15/15	$3,051,040	$3,081,074
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	11,959,070
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	5,000,000	5,281,170
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	6,082,895	6,214,122
FHLMC, Series K039, Class A2, 3.30%, 7/25/24	12,510,000	13,199,245
FHLMC, Series K041, Class A2, 3.17%, 10/25/24	15,000,000	15,635,573
FHLMC, Series K716, Class A2, 3.13%, 6/25/21	7,000,000	7,415,272
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	1,513,512	1,560,440
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	2,236,615	2,302,698
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	2,139,646	2,202,889
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	1,587,754	1,638,736
FNMA, Series 2005-103, Class FP, VRN, 0.49%, 10/25/15	4,084,353	4,110,254
FNMA, Series 2007-36, Class FB, VRN, 0.59%, 10/25/15	438,587	441,067
FNMA, Series 2009-89, Class FD, VRN, 0.79%, 10/25/15	2,550,045	2,586,340
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	2,022,241	2,057,186
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	899,434	921,114
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	11,515,037	11,625,213
FNMA, Series 2014-M12, Class ASV2, VRN, 2.61%, 10/1/15	13,000,000	13,422,156
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,704,976	1,704,639
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	8,289,566	8,327,093
FNMA, Series 2014-M5, Class FA, VRN, 0.56%, 10/1/15	5,462,608	5,466,203
FNMA, Series 2015-M12, Class FA, VRN, 0.54%, 10/1/15	27,900,000	27,914,173
FNMA, Series 2015-M8, Class FA, VRN, 0.37%, 10/1/15	9,510,956	9,506,352
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	915,231	925,512
GNMA, Series 2007-5, Class FA, VRN, 0.36%, 10/20/15	1,334,921	1,331,372
GNMA, Series 2008-18, Class FH, VRN, 0.82%, 10/20/15	2,323,514	2,355,557
GNMA, Series 2010-14, Class QF, VRN, 0.66%, 10/16/15	6,279,788	6,329,417
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	2,968,551	3,156,407
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $203,667,172)		206,214,477
U.S. GOVERNMENT AGENCY SECURITIES — 0.9%
Federal Home Loan Bank Discount Notes, 0.26%, 2/2/16(1) (Cost $9,991,044)	10,000,000	9,994,450
TEMPORARY CASH INVESTMENTS(5) — 0.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 2/15/25, valued at $5,334,919), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $5,230,001)		5,230,000
SSgA U.S. Government Money Market Fund, Class N	2,434,128	2,434,128
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,664,128)		7,664,128
TOTAL INVESTMENT SECURITIES — 121.7% (Cost $1,317,598,770)		1,350,007,539
OTHER ASSETS AND LIABILITIES(6) — (21.7)%		(240,361,681)
TOTAL NET ASSETS — 100.0%		$1,109,645,858

11

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
84	U.S. Treasury 5-Year Notes	December 2015	$10,123,313	$58,874

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53%	8/19/24	$(1,315,333)

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPI	-	Consumer Price Index
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,459,941.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

(5)	Category includes collateral received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $883,500.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

SEPTEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,317,598,770)	$1,350,007,539
Receivable for investments sold	629,516
Receivable for capital shares sold	1,688,714
Interest receivable	4,316,596
1,356,642,365

Liabilities
Payable for collateral received for forward commitments	883,500
Payable for investments purchased	239,544,889
Payable for capital shares redeemed	4,668,227
Payable for variation margin on futures contracts	2,625
Swap agreements, at value	1,315,333
Accrued management fees	387,419
Distribution and service fees payable	33,832
Dividends payable	160,682
246,996,507

Net Assets	$1,109,645,858

Net Assets Consist of:
Capital paid in	$1,084,930,566
Distributions in excess of net investment income	(1,846,346)
Accumulated net realized loss	(4,590,672)
Net unrealized appreciation	31,152,310
$1,109,645,858

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$733,439,752	65,460,845	$11.20
Institutional Class	$226,021,646	20,177,138	$11.20
A Class	$143,124,090	12,775,649	$11.20*
C Class	$3,646,071	325,622	$11.20
R Class	$3,414,299	304,876	$11.20
*Maximum offering price $11.73 (net asset value divided by 0.955).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$10,225,722

Expenses:
Management fees	2,326,120
Distribution and service fees
A Class	170,384
C Class	18,107
R Class	8,678
Trustees' fees and expenses	25,997
Other expenses	611
2,549,897

Net investment income (loss)	7,675,825

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,136,280
Futures contract transactions	270,764
1,407,044

Change in net unrealized appreciation (depreciation) on:
Investments	(8,188,491)
Futures contracts	58,874
Swap agreements	(342,198)
(8,471,815)

Net realized and unrealized gain (loss)	(7,064,771)

Net Increase (Decrease) in Net Assets Resulting from Operations	$611,054

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MARCH 31, 2015
Increase (Decrease) in Net Assets	September 30, 2015	March 31, 2015
Operations
Net investment income (loss)	$7,675,825	$16,750,290
Net realized gain (loss)	1,407,044	13,575,277
Change in net unrealized appreciation (depreciation)	(8,471,815)	22,534,883
Net increase (decrease) in net assets resulting from operations	611,054	52,860,450

Distributions to Shareholders
From net investment income:
Investor Class	(6,242,500)	(13,386,982)
Institutional Class	(2,204,083)	(4,329,553)
A Class	(997,827)	(2,251,001)
C Class	(12,954)	(14,968)
R Class	(21,103)	(39,183)
Decrease in net assets from distributions	(9,478,467)	(20,021,687)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	386,909	(166,027,753)

Net increase (decrease) in net assets	(8,480,504)	(133,188,990)

Net Assets
Beginning of period	1,118,126,362	1,251,315,352
End of period	$1,109,645,858	$1,118,126,362

Distributions in excess of net investment income	$(1,846,346)	$(43,704)

See Notes to Financial Statements.

15

Notes to Financial Statements

SEPTEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Government Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

16

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

17

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended September 30, 2015 was 0.47% for the Investor Class, A Class, C Class and R Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2015 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2015 were $1,745,692,457 and $1,684,828,735, respectively, all of which are U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2015		Year ended March 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	9,184,141	$102,557,715	23,180,893	$258,640,245
Issued in reinvestment of distributions	516,600	5,775,815	1,083,842	12,096,490
Redeemed	(10,416,551)	(116,472,290)	(35,293,272)	(393,644,345)
	(715,810)	(8,138,760)	(11,028,537)	(122,907,610)
Institutional Class
Sold	4,140,358	46,238,589	8,879,144	99,060,645
Issued in reinvestment of distributions	181,157	2,024,697	371,452	4,144,829
Redeemed	(3,961,922)	(44,236,985)	(11,537,059)	(128,801,087)
	359,593	4,026,301	(2,286,463)	(25,595,613)
A Class
Sold	5,323,110	59,385,732	8,416,437	94,035,129
Issued in reinvestment of distributions	47,676	532,860	93,131	1,039,918
Redeemed	(4,970,880)	(55,483,037)	(10,126,153)	(113,755,035)
	399,906	4,435,555	(1,616,585)	(18,679,988)
C Class
Sold	30,520	340,019	201,327	2,258,602
Issued in reinvestment of distributions	1,066	11,909	1,156	12,914
Redeemed	(23,992)	(267,914)	(99,326)	(1,102,416)
	7,594	84,014	103,157	1,169,100
R Class
Sold	31,480	351,484	171,504	1,906,520
Issued in reinvestment of distributions	1,673	18,699	3,046	33,992
Redeemed	(34,890)	(390,384)	(175,553)	(1,954,154)
	(1,737)	(20,201)	(1,003)	(13,642)
Net increase (decrease)	49,546	$386,909	(14,829,431)	$(166,027,753)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	$600,615,671	—
U.S. Government Agency Mortgage-Backed Securities	—	525,518,813	—
Collateralized Mortgage Obligations	—	206,214,477	—
U.S. Government Agency Securities	—	9,994,450	—
Temporary Cash Investments	$2,434,128	5,230,000	—
	$2,434,128	$1,347,573,411	—
Other Financial Instruments
Futures Contracts	$58,874	—	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$(1,315,333)	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 135 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $12,000,000.

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Value of Derivative Instruments as of September 30, 2015

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$2,625
Other Contracts	Swap agreements	—	Swap agreements	1,315,333
		—		$1,317,958

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2015

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$270,764	Change in net unrealized appreciation (depreciation) on futures contracts	$58,874
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(342,198)
		$270,764		$(283,324)

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,318,080,019
Gross tax appreciation of investments	$33,313,260
Gross tax depreciation of investments	(1,385,740)
Net tax appreciation (depreciation) of investments	$31,927,520

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2015, the fund had accumulated short-term capital losses of $(1,876,557) and accumulated long-term capital losses of $(2,810,492), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$11.30	0.08	(0.08)	—	(0.10)	—	(0.10)	$11.20	(0.03)%	0.47%(4)	1.39%(4)	130%	$733,440
2015	$10.99	0.16	0.33	0.49	(0.18)	—	(0.18)	$11.30	4.54%	0.47%	1.39%	270%	$747,496
2014	$11.39	0.15	(0.33)	(0.18)	(0.20)	(0.02)	(0.22)	$10.99	(1.58)%	0.47%	1.34%	209%	$848,786
2013	$11.43	0.18	0.09	0.27	(0.24)	(0.07)	(0.31)	$11.39	2.36%	0.47%	1.59%	184%	$1,074,464
2012	$11.07	0.29	0.50	0.79	(0.31)	(0.12)	(0.43)	$11.43	7.20%	0.48%	2.53%	127%	$1,139,706
2011	$11.02	0.32	0.13	0.45	(0.34)	(0.06)	(0.40)	$11.07	4.04%	0.48%	2.83%	93%	$995,817
Institutional Class
2015(3)	$11.29	0.09	(0.07)	0.02	(0.11)	—	(0.11)	$11.20	0.16%	0.27%(4)	1.59%(4)	130%	$226,022
2015	$10.99	0.18	0.33	0.51	(0.21)	—	(0.21)	$11.29	4.65%	0.27%	1.59%	270%	$223,807
2014	$11.38	0.17	(0.31)	(0.14)	(0.23)	(0.02)	(0.25)	$10.99	(1.29)%	0.27%	1.54%	209%	$242,958
2013	$11.42	0.20	0.09	0.29	(0.26)	(0.07)	(0.33)	$11.38	2.56%	0.27%	1.79%	184%	$397,188
2012	$11.07	0.31	0.49	0.80	(0.33)	(0.12)	(0.45)	$11.42	7.32%	0.28%	2.73%	127%	$58,198
2011	$11.01	0.34	0.14	0.48	(0.36)	(0.06)	(0.42)	$11.07	4.34%	0.28%	3.03%	93%	$27,492

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$11.29	0.06	(0.07)	(0.01)	(0.08)	—	(0.08)	$11.20	(0.07)%	0.72%(4)	1.14%(4)	130%	$143,124
2015	$10.99	0.13	0.33	0.46	(0.16)	—	(0.16)	$11.29	4.18%	0.72%	1.14%	270%	$139,772
2014	$11.39	0.12	(0.32)	(0.20)	(0.18)	(0.02)	(0.20)	$10.99	(1.82)%	0.72%	1.09%	209%	$153,830
2013	$11.43	0.16	0.08	0.24	(0.21)	(0.07)	(0.28)	$11.39	2.10%	0.72%	1.34%	184%	$206,394
2012	$11.07	0.26	0.50	0.76	(0.28)	(0.12)	(0.40)	$11.43	6.93%	0.73%	2.28%	127%	$223,798
2011	$11.02	0.29	0.13	0.42	(0.31)	(0.06)	(0.37)	$11.07	3.78%	0.73%	2.58%	93%	$201,020
C Class
2015(3)	$11.29	0.02	(0.07)	(0.05)	(0.04)	—	(0.04)	$11.20	(0.44)%	1.47%(4)	0.39%(4)	130%	$3,646
2015	$10.99	0.04	0.33	0.37	(0.07)	—	(0.07)	$11.29	3.41%	1.47%	0.39%	270%	$3,590
2014	$11.38	0.04	(0.32)	(0.28)	(0.09)	(0.02)	(0.11)	$10.99	(2.47)%	1.47%	0.34%	209%	$2,361
2013	$11.42	0.07	0.08	0.15	(0.12)	(0.07)	(0.19)	$11.38	1.35%	1.47%	0.59%	184%	$4,166
2012	$11.07	0.17	0.49	0.66	(0.19)	(0.12)	(0.31)	$11.42	6.04%	1.48%	1.53%	127%	$2,584
2011	$11.01	0.20	0.14	0.34	(0.22)	(0.06)	(0.28)	$11.07	3.10%	1.48%	1.83%	93%	$1,134
R Class
2015(3)	$11.29	0.05	(0.07)	(0.02)	(0.07)	—	(0.07)	$11.20	(0.19)%	0.97%(4)	0.89%(4)	130%	$3,414
2015	$10.99	0.10	0.33	0.43	(0.13)	—	(0.13)	$11.29	3.92%	0.97%	0.89%	270%	$3,462
2014	$11.38	0.09	(0.31)	(0.22)	(0.15)	(0.02)	(0.17)	$10.99	(1.98)%	0.97%	0.84%	209%	$3,380
2013	$11.42	0.12	0.09	0.21	(0.18)	(0.07)	(0.25)	$11.38	1.85%	0.97%	1.09%	184%	$3,148
2012	$11.07	0.23	0.49	0.72	(0.25)	(0.12)	(0.37)	$11.42	6.58%	0.98%	2.03%	127%	$617
2011	$11.01	0.26	0.14	0.40	(0.28)	(0.06)	(0.34)	$11.07	3.62%	0.98%	2.33%	93%	$146

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

24

Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the five- and ten-year periods and slightly below its benchmark for the one- and three-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

26

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

27

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

28

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87384 1511

SEMIANNUAL REPORT	SEPTEMBER 30, 2015

Inflation-Adjusted Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Economic Growth and Monetary Policies, Combined With China Turmoil, Triggered Market Volatility

Divergence between the U.S. and the rest of the world, along with China’s struggles, lower commodity prices, capital market volatility, and risk-off trading, were key themes during the reporting period. Global divergence described not only the relatively stronger economic growth enjoyed by the U.S. compared with most of the world, but also the related contrast between the U.S. Federal Reserve’s (the Fed’s) expected unwinding of monetary stimulus versus the continuation and expansion of stimulus by other major central banks. Central bank moves—including the Fed’s delayed normalization of its extremely low interest rate positioning—helped trigger large market swings.

In 2014, the Fed ended its latest massive bond-buying program (quantitative easing, QE), leading to expectations that interest rates would rise. But while QE was halted in the U.S., other major central banks were starting or increasing QE as their economies faltered. This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodity prices, most notably crude oil. Low inflation also prevailed amid muted demand for commodities, particularly as China’s growth faltered, which had a broad dampening impact on global markets. In this environment, the U.S. dollar and U.S. government securities benefited from “flight to quality” capital flows. Conversely, emerging market, commodity-related, and value equity indices suffered significant declines.

We expect continued economic and monetary policy divergence between the U.S. and non-U.S. economies in the coming months, accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of September 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ACITX	-2.60%	-1.77%	1.86%	3.57%	5.02%	2/10/97
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index	—	-2.20%	-0.83%	2.55%	4.01%	5.63%(2)	—
Institutional Class	AIANX	-2.60%	-1.66%	2.05%	3.78%	4.39%	10/1/02
A Class(3)	AIAVX						6/15/98
No sales charge*		-2.80%	-2.10%	1.59%	3.31%	4.99%
With sales charge*		-7.16%	-6.50%	0.65%	2.84%	4.72%
C Class	AINOX						3/1/10
No sales charge*		-3.23%	-2.81%	0.83%	—	1.79%
With sales charge*		-4.20%	-2.81%	0.83%	—	1.79%
R Class	AIARX	-2.90%	-2.34%	1.35%	—	2.31%	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since February 28, 1997, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.47%	0.27%	0.72%	1.47%	0.97%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Fund Characteristics

SEPTEMBER 30, 2015
Portfolio at a Glance
Average Duration (effective)	6.2 years
Weighted Average Life	9.2 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	83.4%
Commercial Mortgage-Backed Securities	4.9%
Corporate Bonds	3.9%
Collateralized Mortgage Obligations	3.1%
Asset-Backed Securities	2.7%
Sovereign Governments and Agencies	2.3%
Municipal Securities	0.1%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	(1.1)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period(1)4/1/15 - 9/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$974.00	$2.32	0.47%
Institutional Class	$1,000	$974.00	$1.33	0.27%
A Class	$1,000	$972.00	$3.55	0.72%
C Class	$1,000	$967.70	$7.23	1.47%
R Class	$1,000	$971.00	$4.78	0.97%
Hypothetical
Investor Class	$1,000	$1,022.65	$2.38	0.47%
Institutional Class	$1,000	$1,023.65	$1.37	0.27%
A Class	$1,000	$1,021.40	$3.64	0.72%
C Class	$1,000	$1,017.65	$7.41	1.47%
R Class	$1,000	$1,020.15	$4.90	0.97%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 83.4%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$136,403,472	$157,216,596
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	105,452,234	118,529,366
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	73,579,139	86,277,794
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	62,132,016	68,815,682
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	45,352,197	60,223,047
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	31,932,071	38,383,148
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	34,632,404	47,561,165
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	36,294,068	42,900,496
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	42,719,768	50,785,901
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	73,932,600	64,923,987
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	50,666,244	42,826,808
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	82,965,290	84,429,628
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	14,898,009	12,962,922
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	89,850,024	89,556,394
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	27,465,339	28,780,682
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	46,450,065	48,109,075
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	100,144,740	100,083,451
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	33,124,786	35,307,875
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	107,961,000	107,667,238
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	59,574,476	63,675,642
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	713,370	709,515
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	59,366,318	62,396,077
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	60,924,687	63,394,574
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	119,939,338	121,769,612
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	189,797,400	185,250,234
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	96,306,912	94,066,621
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	198,307,774	191,505,222
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	56,608,152	55,722,517
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	95,632,735	95,331,970
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	22,916,052	21,905,110
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	30,228,000	29,020,452
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	70,949,085	69,215,515
U.S. Treasury Inflation Indexed Notes, 3.875%, 4/15/29	51,826,761	71,585,040
TOTAL U.S. TREASURY SECURITIES (Cost $2,360,823,693)		2,410,889,356
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 4.9%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	9,000,000	9,225,166
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.01%, 10/15/15(3)	7,600,000	7,554,294
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	7,100,000	7,753,079
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	13,915,000	14,843,117

		Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48		$6,575,000	$6,679,329
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(3)		9,375,000	9,453,506
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 10/1/15		4,500,000	4,704,061
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)		10,325,000	10,458,017
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48		11,225,000	11,468,807
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(3)		1,701,222	1,707,352
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/15(3)		8,350,000	8,581,976
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47		12,520,000	13,137,461
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46		7,550,000	8,259,315
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46		5,525,000	6,050,715
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 1.61%, 10/15/15(3)		9,725,000	9,662,079
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(3)		10,275,000	10,678,998
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $138,313,564)			140,217,272
CORPORATE BONDS — 3.9%
Banks — 1.4%
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	3,650,000	4,821,849
Branch Banking & Trust Co., 3.80%, 10/30/26		$650,000	660,660
Capital One Financial Corp., 2.45%, 4/24/19		700,000	698,407
Citigroup, Inc., 4.40%, 6/10/25		570,000	574,630
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	5,000,000	6,242,020
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.125%, 9/14/22	EUR	5,000,000	6,168,099
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45(3)		$500,000	492,156
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	5,000,000	5,702,502
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	5,000,000	5,850,258
JPMorgan Chase & Co., 3.125%, 1/23/25		$990,000	957,077
JPMorgan Chase & Co., 4.95%, 6/1/45		490,000	493,665
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	3,700,000	4,037,947
U.S. Bank N.A., 2.80%, 1/27/25		$500,000	487,675
Wells Fargo & Co., MTN, 4.60%, 4/1/21		990,000	1,087,309
Wells Fargo & Co., MTN, 3.55%, 9/29/25		500,000	501,235
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	246,210
			39,021,699
Biotechnology — 0.1%
Gilead Sciences, Inc., 4.40%, 12/1/21		990,000	1,073,735
Capital Markets — 0.3%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	5,000,000	6,913,172
Ameriprise Financial, Inc., 4.00%, 10/15/23		$200,000	209,509
			7,122,681

		Principal Amount	Value
Communications Equipment†
Cisco Systems, Inc., 3.00%, 6/15/22		$500,000	$510,167
Consumer Finance — 0.1%
American Express Credit Corp., 2.125%, 7/27/18		990,000	999,271
Capital One Bank USA N.A., 2.30%, 6/5/19		1,000,000	993,018
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17		520,000	519,648
Caterpillar Financial Services Corp., MTN, 2.625%, 3/1/23		1,000,000	984,962
Synchrony Financial, 3.00%, 8/15/19		240,000	242,131
			3,739,030
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		490,000	458,474
Catholic Health Initiatives, 2.95%, 11/1/22		550,000	544,382
			1,002,856
Diversified Financial Services — 0.8%
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	5,000,000	5,441,144
Credit Agricole SA, 2.625%, 3/17/27	EUR	5,000,000	5,111,360
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	4,860,000	5,024,517
General Electric Capital Corp., MTN, 5.625%, 9/15/17		$200,000	217,405
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		490,000	498,160
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	5,000,000	6,833,436
			23,126,022
Diversified Telecommunication Services†
Verizon Communications, Inc., 4.40%, 11/1/34		$130,000	121,397
Food Products†
Kraft Heinz Foods Co., 5.20%, 7/15/45(3)		490,000	521,234
Unilever Capital Corp., 2.20%, 3/6/19		500,000	510,410
			1,031,644
Gas Utilities†
Enterprise Products Operating LLC, 3.75%, 2/15/25		1,000,000	957,664
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 1.85%, 1/15/17		1,300,000	1,310,718
Becton Dickinson and Co., 3.73%, 12/15/24		250,000	255,089
			1,565,807
Health Care Providers and Services†
Dignity Health, 2.64%, 11/1/19		1,000,000	1,020,794
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.25%, 6/10/24		500,000	499,433
McDonald's Corp., MTN, 4.60%, 5/26/45		490,000	490,586
			990,019
Insurance — 0.3%
ACE INA Holdings, Inc., 3.15%, 3/15/25		1,000,000	976,863
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	5,000,000	6,384,153
			7,361,016
Machinery†
Deere & Co., 2.60%, 6/8/22		$520,000	511,272

	Principal Amount	Value
Media — 0.1%
Comcast Corp., 6.40%, 5/15/38	$1,500,000	$1,883,556
Time Warner, Inc., 3.60%, 7/15/25	740,000	728,060
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	779,000	784,758
		3,396,374
Metals and Mining†
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	140,000	141,896
Multi-Utilities — 0.3%
Dominion Resources, Inc., 6.40%, 6/15/18	3,250,000	3,633,285
Duke Energy Corp., 3.55%, 9/15/21	1,000,000	1,040,732
Duke Energy Progress, LLC, 4.15%, 12/1/44	500,000	504,631
Georgia Power Co., 4.30%, 3/15/42	1,000,000	925,182
MidAmerican Energy Co., 4.40%, 10/15/44	690,000	723,715
Potomac Electric Power Co., 3.60%, 3/15/24	500,000	520,696
Sempra Energy, 6.50%, 6/1/16	1,250,000	1,294,100
Sempra Energy, 2.40%, 3/15/20	830,000	830,077
		9,472,418
Oil, Gas and Consumable Fuels — 0.2%
BP Capital Markets plc, 2.50%, 11/6/22	520,000	496,283
BP Capital Markets plc, 3.51%, 3/17/25	280,000	277,172
Chevron Corp., 2.43%, 6/24/20	150,000	152,081
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	500,000	499,444
ConocoPhillips Co., 3.35%, 5/15/25	990,000	966,311
Occidental Petroleum Corp., 4.625%, 6/15/45	980,000	989,639
Statoil ASA, 2.65%, 1/15/24	495,000	473,964
Total Capital International SA, 2.10%, 6/19/19	990,000	1,001,421
		4,856,315
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(3)	250,000	251,507
Pharmaceuticals†
Roche Holdings, Inc., 3.35%, 9/30/24(3)	490,000	502,749
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	1,000,000	964,906
Norfolk Southern Corp., 3.85%, 1/15/24	325,000	333,999
Union Pacific Corp., 3.25%, 1/15/25	490,000	496,940
		1,795,845
Software — 0.1%
Adobe Systems, Inc., 3.25%, 2/1/25	490,000	481,881
Microsoft Corp., 2.125%, 11/15/22	560,000	542,915
Oracle Corp., 2.95%, 5/15/25	370,000	361,327
		1,386,123
Specialty Retail†
Home Depot, Inc. (The), 2.00%, 6/15/19	990,000	1,001,083
TOTAL CORPORATE BONDS (Cost $113,374,328)		111,960,113

	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 3.1%
Private Sponsor Collateralized Mortgage Obligations — 2.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	$834,670	$876,242
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	1,583,535	1,662,880
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	723,785	723,880
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32	1,446,294	1,501,673
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(3)	8,775,000	8,891,357
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	2,745,929	2,780,047
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.42%, 10/1/15	1,495,368	1,507,379
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	2,440,636	2,562,040
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 10/1/15(3)	6,285,000	6,266,214
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 10/1/15(3)	6,906,317	7,106,151
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,774,271	1,831,149
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.36%, 10/1/15	974,802	970,662
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 10/1/15	204,330	206,027
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/15	1,296,621	1,303,838
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	5,089,951	5,268,099
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 10/1/15(3)	7,138,219	7,243,282
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.44%, 10/1/15	1,967,167	1,971,819
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.93%, 10/26/15	2,454,862	2,372,835
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	2,255,043	2,328,989
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.70%, 10/1/15	5,871,778	6,015,842
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.68%, 10/1/15	12,726,734	13,118,507
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	512,852	523,127
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/1/15(3)	6,851,184	7,032,884
		84,064,923
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	5,274,255	5,652,493
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $89,586,745)		89,717,416
ASSET-BACKED SECURITIES(2) — 2.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	14,100,000	14,211,834
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21(3)	7,000,000	7,087,168
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.71%, 10/15/15(3)	7,475,000	7,459,493

		Principal Amount/ Shares	Value
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.46%, 10/15/15		$3,975,000	$3,956,787
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.62%, 10/7/15(3)		8,128,915	8,105,959
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)		3,001,543	2,998,724
Hertz Fleet Lease Funding LP, Series 2013-3, Class B, VRN, 1.25%, 10/13/15(3)		4,275,000	4,274,803
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)		1,929,922	1,946,184
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)		10,019,587	9,916,756
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)		6,472,896	6,487,247
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)		5,172,337	5,176,294
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)		5,007,700	5,037,561
TOTAL ASSET-BACKED SECURITIES (Cost $76,795,202)			76,658,810
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.3%
Spain — 2.3%
Spain Government Bond, 1.60%, 4/30/25(3) (Cost $67,006,707)	EUR	61,320,000	67,201,749
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40		$535,000	706,912
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49		250,000	346,380
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		295,000	355,794
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		250,000	328,037
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		250,000	270,245
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40		270,000	316,858
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39		250,000	320,435
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50		125,000	176,078
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32		250,000	305,512
TOTAL MUNICIPAL SECURITIES (Cost $3,041,462)			3,126,251
TEMPORARY CASH INVESTMENTS — 0.7%
Credit Agricole Corporate and Investment Bank, 0.06%, 10/1/15 (LOC: Credit Agricole SA)(4)		11,272,000	11,271,974
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 2/15/25, valued at $6,136,900), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $6,016,002)			6,016,000
SSgA U.S. Government Money Market Fund, Class N		2,245,435	2,245,435
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,533,435)			19,533,409
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $2,868,475,136)			2,919,304,376
OTHER ASSETS AND LIABILITIES — (1.1)%			(30,357,506)
TOTAL NET ASSETS — 100.0%			$2,888,946,870

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,240,000	USD	1,387,591	HSBC Holdings plc	12/16/15	$(252)
USD	137,281,604	EUR	122,768,962	JPMorgan Chase Bank N.A.	12/16/15	(74,958)
						$(75,210)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
285	U.S. Treasury 10-Year Notes	December 2015	$36,689,297	$(334,626)
378	U.S. Treasury Long Bonds	December 2015	59,475,938	(579,663)
82	U.S. Treasury Ultra Long Bonds	December 2015	13,153,312	(64,247)
			$109,318,547	$(978,536)

TOTAL RETURN SWAP AGREEMENTS

Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$1,075,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	1/21/16	$(38,863)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42%	4/1/18	(342,183)
Bank of America N.A.	8,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51%	3/30/19	(919,224)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66%	12/4/19	(651,960)
Bank of America N.A.	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.62%	3/18/20	(6,410,096)
Bank of America N.A.	12,800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41%	8/27/20	(57,107)
Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67%	4/1/22	(694,832)
Bank of America N.A.	11,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53%	8/19/24	(1,205,722)
Bank of America N.A.	29,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.08%	3/3/25	(1,380,604)
Bank of America N.A.	24,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.14%	7/2/25	(1,096,125)
Bank of America N.A	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79%	8/27/25	(205,759)

Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Barclays Bank plc	$55,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10%	10/23/15	$(1,538,701)
Barclays Bank plc	38,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(1,424,314)
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(3,039,176)
Barclays Bank plc	39,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.71%	2/5/20	(952,958)
Barclays Bank plc	16,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.59%	7/23/24	(1,889,411)
Barclays Bank plc	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.36%	9/29/24	(910,121)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.31%	9/30/24	(1,282,899)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90%	12/21/27	(5,316,757)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78%	7/2/44	(4,175,809)
						$(33,532,621)

NOTES TO SCHEDULE OF INVESTMENTS
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
† Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $38,172,103.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $250,800,793, which represented 8.7% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,868,475,136)	$2,919,304,376
Foreign currency holdings, at value (cost of $233,861)	230,427
Receivable for investments sold	969,672
Receivable for capital shares sold	1,693,723
Receivable for variation margin on futures contracts	291,264
Interest receivable	9,222,895
2,931,712,357

Liabilities
Payable for capital shares redeemed	8,151,080
Unrealized depreciation on forward foreign currency exchange contracts	75,210
Swap agreements, at value	33,532,621
Accrued management fees	940,477
Distribution and service fees payable	66,099
42,765,487

Net Assets	$2,888,946,870

Net Assets Consist of:
Capital paid in	$2,836,635,934
Undistributed net investment income	53,216,555
Accumulated net realized loss	(17,154,126)
Net unrealized appreciation	16,248,507
$2,888,946,870

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,588,281,717	139,124,168	$11.42
Institutional Class	$1,061,338,984	93,003,488	$11.41
A Class	$204,102,766	17,929,953	$11.38*
C Class	$17,821,820	1,565,609	$11.38
R Class	$17,401,583	1,522,380	$11.43
*Maximum offering price $11.92 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$65,995,950

Expenses:
Management fees	6,004,099
Distribution and service fees:
A Class	289,418
C Class	96,485
R Class	44,172
Trustees' fees and expenses	72,544
Other expenses	25,816
6,532,534

Net investment income (loss)	59,463,416

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,524,750
Futures contract transactions	1,386,069
Foreign currency transactions	(1,035,288)
5,875,531

Change in net unrealized appreciation (depreciation) on:
Investments	(141,212,635)
Futures contracts	1,462,050
Swap agreements	(6,813,280)
Translation of assets and liabilities in foreign currencies	(69,576)
(146,633,441)

Net realized and unrealized gain (loss)	(140,757,910)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(81,294,494)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MARCH 31, 2015
Increase (Decrease) in Net Assets	September 30, 2015	March 31, 2015
Operations
Net investment income (loss)	$59,463,416	$20,164,580
Net realized gain (loss)	5,875,531	(16,363,099)
Change in net unrealized appreciation (depreciation)	(146,633,441)	64,491,094
Net increase (decrease) in net assets resulting from operations	(81,294,494)	68,292,575

Distributions to Shareholders
From net investment income:
Investor Class	(4,923,522)	(28,045,630)
Institutional Class	(4,200,159)	(17,044,399)
A Class	(422,241)	(3,499,971)
C Class	—	(39,257)
R Class	(13,038)	(132,260)
From net realized gains:
Investor Class	—	(6,507,140)
Institutional Class	—	(3,446,579)
A Class	—	(956,509)
C Class	—	(75,131)
R Class	—	(61,803)
Decrease in net assets from distributions	(9,558,960)	(59,808,679)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(181,038,134)	(26,938,136)

Net increase (decrease) in net assets	(271,891,588)	(18,454,240)

Net Assets
Beginning of period	3,160,838,458	3,179,292,698
End of period	$2,888,946,870	$3,160,838,458

Undistributed net investment income	$53,216,555	$3,312,099

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation-Adjusted Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek to provide total return and inflation protection consistent with investment in inflation-indexed securities.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 28% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended September 30, 2015 was 0.47% for the Investor Class, A Class, C Class and R Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2015 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2015 totaled $267,919,796, of which $73,645,424 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2015 totaled $393,586,325, of which $269,599,487 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2015		Year ended March 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	11,404,942	$132,598,914	37,748,696	$448,190,712
Issued in reinvestment of distributions	403,201	4,628,753	2,752,372	32,404,139
Redeemed	(26,822,482)	(312,312,673)	(47,848,015)	(566,561,411)
	(15,014,339)	(175,085,006)	(7,346,947)	(85,966,560)
Institutional Class
Sold	12,016,098	139,913,084	25,124,568	296,737,377
Issued in reinvestment of distributions	360,433	4,134,170	1,712,091	20,128,253
Redeemed	(9,966,738)	(115,253,094)	(13,026,514)	(154,485,404)
	2,409,793	28,794,160	13,810,145	162,380,226
A Class
Sold	3,247,917	37,572,117	6,006,907	71,067,066
Issued in reinvestment of distributions	34,500	395,370	359,312	4,223,820
Redeemed	(6,083,944)	(70,144,615)	(14,783,020)	(174,964,662)
	(2,801,527)	(32,177,128)	(8,416,801)	(99,673,776)
C Class
Sold	138,268	1,606,820	317,502	3,758,447
Issued in reinvestment of distributions	—	—	7,881	92,744
Redeemed	(334,962)	(3,886,898)	(617,846)	(7,318,975)
	(196,694)	(2,280,078)	(292,463)	(3,467,784)
R Class
Sold	406,231	4,699,796	368,762	4,359,828
Issued in reinvestment of distributions	1,067	12,290	15,497	183,072
Redeemed	(431,934)	(5,002,168)	(400,477)	(4,753,142)
	(24,636)	(290,082)	(16,218)	(210,242)
Net increase (decrease)	(15,627,403)	$(181,038,134)	(2,262,284)	$(26,938,136)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,410,889,356	—
Commercial Mortgage-Backed Securities	—	140,217,272	—
Corporate Bonds	—	111,960,113	—
Collateralized Mortgage Obligations	—	89,717,416	—
Asset-Backed Securities	—	76,658,810	—
Sovereign Governments and Agencies	—	67,201,749	—
Municipal Securities	—	3,126,251	—
Temporary Cash Investments	$2,245,435	17,287,974	—
	$2,245,435	$2,917,058,941	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(75,210)	—
Futures Contracts	$(978,536)	—	—
Swap Agreements	—	(33,532,621)	—
	$(978,536)	$(33,607,831)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $107,793,080.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 642 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $372,875,000.

Value of Derivative Instruments as of September 30, 2015

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	$75,210
Interest Rate Risk	Receivable for variation margin on futures contracts*	$291,264	Payable for variation margin on futures contracts*	—
Other Contracts	Swap agreements	—	Swap agreements	33,532,621
		$291,264		$33,607,831

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2015
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(246,957)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(75,210)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	1,386,069	Change in net unrealized appreciation (depreciation) on futures contracts	1,462,050
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(6,813,280)
		$1,139,112		$(5,426,440)

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Liabilities
Bank of America N.A.	$13,002,475	—	$(13,002,475)	—
Barclays Bank plc	20,530,146	—	(20,530,146)	—
HSBC Holdings plc	252	—	—	$252
JPMorgan Chase Bank N.A.	74,958	—	—	74,958
	$33,607,831	—	$(33,532,621)	$75,210

*	The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,869,773,289
Gross tax appreciation of investments	$119,771,556
Gross tax depreciation of investments	(70,240,469)
Net tax appreciation (depreciation) of investments	$49,531,087

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2015, the fund had accumulated short-term capital losses of $(8,670,734) and accumulated long-term capital losses of $(996,279), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$11.76	0.22	(0.53)	(0.31)	(0.03)	—	(0.03)	$11.42	(2.60)%	0.47%(4)	3.86%(4)	9%	$1,588,282
2015	$11.73	0.08	0.17	0.25	(0.18)	(0.04)	(0.22)	$11.76	2.14%	0.47%	0.61%	18%	$1,813,395
2014	$13.13	0.23	(1.18)	(0.95)	(0.17)	(0.28)	(0.45)	$11.73	(7.20)%	0.47%	1.81%	17%	$1,894,824
2013	$12.85	0.23	0.46	0.69	(0.30)	(0.11)	(0.41)	$13.13	5.36%	0.47%	1.69%	27%	$3,514,082
2012	$12.01	0.40	1.01	1.41	(0.45)	(0.12)	(0.57)	$12.85	11.99%	0.48%	3.15%	26%	$3,393,055
2011	$11.52	0.31	0.51	0.82	(0.26)	(0.07)	(0.33)	$12.01	7.18%	0.48%	2.58%	33%	$2,614,427
Institutional Class
2015(3)	$11.76	0.23	(0.54)	(0.31)	(0.04)	—	(0.04)	$11.41	(2.60)%	0.27%(4)	4.06%(4)	9%	$1,061,339
2015	$11.74	0.07	0.21	0.28	(0.22)	(0.04)	(0.26)	$11.76	2.37%	0.27%	0.81%	18%	$1,065,257
2014	$13.13	0.23	(1.14)	(0.91)	(0.20)	(0.28)	(0.48)	$11.74	(6.94)%	0.27%	2.01%	17%	$901,517
2013	$12.85	0.24	0.47	0.71	(0.32)	(0.11)	(0.43)	$13.13	5.57%	0.27%	1.89%	27%	$1,067,297
2012	$12.01	0.43	1.01	1.44	(0.48)	(0.12)	(0.60)	$12.85	12.16%	0.28%	3.35%	26%	$802,309
2011	$11.52	0.34	0.50	0.84	(0.28)	(0.07)	(0.35)	$12.01	7.39%	0.28%	2.78%	33%	$559,589

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$11.73	0.21	(0.54)	(0.33)	(0.02)	—	(0.02)	$11.38	(2.80)%	0.72%(4)	3.61%(4)	9%	$204,103
2015	$11.69	0.08	0.13	0.21	(0.13)	(0.04)	(0.17)	$11.73	1.83%	0.72%	0.36%	18%	$243,242
2014	$13.08	0.20	(1.17)	(0.97)	(0.14)	(0.28)	(0.42)	$11.69	(7.38)%	0.72%	1.56%	17%	$340,625
2013	$12.80	0.20	0.45	0.65	(0.26)	(0.11)	(0.37)	$13.08	5.12%	0.72%	1.44%	27%	$708,663
2012	$11.97	0.37	1.01	1.38	(0.43)	(0.12)	(0.55)	$12.80	11.72%	0.73%	2.90%	26%	$830,062
2011	$11.49	0.27	0.51	0.78	(0.23)	(0.07)	(0.30)	$11.97	6.84%	0.73%	2.33%	33%	$691,362
C Class
2015(3)	$11.76	0.17	(0.55)	(0.38)	—	—	—	$11.38	(3.23)%	1.47%(4)	2.86%(4)	9%	$17,822
2015	$11.68	(0.03)	0.17	0.14	(0.02)	(0.04)	(0.06)	$11.76	1.21%	1.47%	(0.39)%	18%	$20,716
2014	$13.09	0.10	(1.17)	(1.07)	(0.06)	(0.28)	(0.34)	$11.68	(8.14)%	1.47%	0.81%	17%	$24,009
2013	$12.81	0.07	0.49	0.56	(0.17)	(0.11)	(0.28)	$13.09	4.34%	1.47%	0.69%	27%	$46,414
2012	$12.00	0.15	1.13	1.28	(0.35)	(0.12)	(0.47)	$12.81	10.85%	1.48%	2.15%	26%	$31,563
2011	$11.51	0.21	0.49	0.70	(0.14)	(0.07)	(0.21)	$12.00	6.11%	1.48%	1.58%	33%	$5,159
R Class
2015(3)	$11.78	0.19	(0.53)	(0.34)	(0.01)	—	(0.01)	$11.43	(2.90)%	0.97%(4)	3.36%(4)	9%	$17,402
2015	$11.72	0.02	0.17	0.19	(0.09)	(0.04)	(0.13)	$11.78	1.60%	0.97%	0.11%	18%	$18,228
2014	$13.11	0.11	(1.11)	(1.00)	(0.11)	(0.28)	(0.39)	$11.72	(7.60)%	0.97%	1.31%	17%	$18,318
2013	$12.83	0.08	0.54	0.62	(0.23)	(0.11)	(0.34)	$13.11	4.85%	0.97%	1.19%	27%	$13,044
2012	$12.01	0.21	1.13	1.34	(0.40)	(0.12)	(0.52)	$12.83	11.37%	0.98%	2.65%	26%	$3,322
2011	$11.52	0.26	0.50	0.76	(0.20)	(0.07)	(0.27)	$12.01	6.64%	0.98%	2.08%	33%	$43

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the ten-year period and slightly below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87385 1511

SEMIANNUAL REPORT	SEPTEMBER 30, 2015

Short-Term Government Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended September 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Divergence in Economic Growth and Monetary Policies, Combined With China Turmoil, Triggered Market Volatility

Divergence between the U.S. and the rest of the world, along with China’s struggles, lower commodity prices, capital market volatility, and risk-off trading, were key themes during the reporting period. Global divergence described not only the relatively stronger economic growth enjoyed by the U.S. compared with most of the world, but also the related contrast between the U.S. Federal Reserve’s (the Fed’s) expected unwinding of monetary stimulus versus the continuation and expansion of stimulus by other major central banks. Central bank moves—including the Fed’s delayed normalization of its extremely low interest rate positioning—helped trigger large market swings.

In 2014, the Fed ended its latest massive bond-buying program (quantitative easing, QE), leading to expectations that interest rates would rise. But while QE was halted in the U.S., other major central banks were starting or increasing QE as their economies faltered. This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodity prices, most notably crude oil. Low inflation also prevailed amid muted demand for commodities, particularly as China’s growth faltered, which had a broad dampening impact on global markets. In this environment, the U.S. dollar and U.S. government securities benefited from “flight to quality” capital flows. Conversely, emerging market, commodity-related, and value equity indices suffered significant declines.

We expect continued economic and monetary policy divergence between the U.S. and non-U.S. economies in the coming months, accompanied by further market volatility. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWUSX	0.16%	0.77%	0.40%	2.28%	4.92%	12/15/82
Barclays U.S. 1-3 Year Government Bond Index	—	0.46%	1.20%	0.79%	2.62%	5.71%(2)	—
Institutional Class	TWUOX	0.37%	1.07%	0.62%	—	0.88%	3/1/10
A Class(3)	TWAVX						7/8/98
No sales charge*		0.14%	0.62%	0.16%	2.03%	2.67%
With sales charge*		-2.09%	-1.62%	-0.30%	1.80%	2.54%
C Class	TWACX						3/1/10
No sales charge*		-0.32%	-0.11%	-0.58%	—	-0.32%
With sales charge*		-1.31%	-0.11%	-0.58%	—	-0.32%
R Class	TWARX	-0.10%	0.31%	-0.08%	—	0.18%	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since December 31, 1982, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.55%	0.35%	0.80%	1.55%	1.05%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

SEPTEMBER 30, 2015
Portfolio at a Glance
Average Duration (effective)	1.8 years
Weighted Average Life	2.2 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	62.7%
Collateralized Mortgage Obligations	24.7%
U.S. Government Agency Mortgage-Backed Securities	7.7%
U.S. Government Agency Securities	4.1%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	(1.3)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period(1) 4/1/15 - 9/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,001.60	$2.75	0.55%
Institutional Class	$1,000	$1,003.70	$1.75	0.35%
A Class	$1,000	$1,001.40	$4.00	0.80%
C Class	$1,000	$996.80	$7.74	1.55%
R Class	$1,000	$999.00	$5.25	1.05%
Hypothetical
Investor Class	$1,000	$1,022.25	$2.78	0.55%
Institutional Class	$1,000	$1,023.25	$1.77	0.35%
A Class	$1,000	$1,021.00	$4.04	0.80%
C Class	$1,000	$1,017.25	$7.82	1.55%
R Class	$1,000	$1,019.75	$5.30	1.05%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 62.7%
U.S. Treasury Bills, 0.22%, 3/31/16(1)	$2,000,000	$1,999,242
U.S. Treasury Notes, 0.25%, 4/15/16	5,000,000	5,002,150
U.S. Treasury Notes, 0.50%, 7/31/16	4,000,000	4,006,172
U.S. Treasury Notes, 0.875%, 11/30/16	1,800,000	1,809,211
U.S. Treasury Notes, 0.625%, 12/15/16(2)	6,700,000	6,715,309
U.S. Treasury Notes, 0.875%, 2/28/17	14,000,000	14,075,474
U.S. Treasury Notes, 0.875%, 5/15/17	28,300,000	28,446,283
U.S. Treasury Notes, 0.50%, 7/31/17	25,900,000	25,853,976
U.S. Treasury Notes, 2.375%, 7/31/17	6,500,000	6,710,951
U.S. Treasury Notes, 0.75%, 10/31/17	6,500,000	6,510,836
U.S. Treasury Notes, 1.875%, 10/31/17	2,000,000	2,049,428
U.S. Treasury Notes, 0.875%, 1/31/18	36,500,000	36,602,163
U.S. Treasury Notes, 1.00%, 2/15/18	27,700,000	27,853,818
U.S. Treasury Notes, 1.00%, 3/15/18	12,700,000	12,769,367
U.S. Treasury Notes, 1.50%, 2/28/19	900,000	913,377
TOTAL U.S. TREASURY SECURITIES (Cost $180,632,337)		181,317,757
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 24.7%
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	1,527,265	1,598,584
FHLMC, Series 2684, Class FP, VRN, 0.71%, 10/15/15	135,772	136,124
FHLMC, Series 3114, Class FT, VRN, 0.56%, 10/15/15	1,237,397	1,240,564
FHLMC, Series 3149, Class LF, VRN, 0.51%, 10/15/15	2,882,959	2,896,005
FHLMC, Series 3200, Class FP, VRN, 0.41%, 10/15/15	1,899,219	1,902,332
FHLMC, Series 3206, Class FE, VRN, 0.61%, 10/15/15	1,146,034	1,152,213
FHLMC, Series 3231, Class FA, VRN, 0.61%, 10/15/15	1,066,627	1,074,887
FHLMC, Series 3301, Class FA, VRN, 0.51%, 10/15/15	1,045,331	1,050,800
FHLMC, Series 3380, Class FP, VRN, 0.56%, 10/15/15	1,372,513	1,379,668
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	537,143	549,264
FHLMC, Series 3508, Class PF, VRN, 1.06%, 10/15/15	1,343,171	1,363,358
FHLMC, Series 3562, Class KB SEQ, 4.00%, 11/15/22	35,739	35,751
FHLMC, Series 3587, Class FB, VRN, 0.98%, 10/15/15	1,308,460	1,325,347
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	318,668	325,971
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	978,169	988,609
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,725,000	1,762,214
FHLMC, Series K039, Class A1, 2.68%, 12/25/23	2,969,453	3,112,387
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	1,428,111	1,479,274
FHLMC, Series K716, Class A1, 2.41%, 1/25/21	2,233,246	2,303,050
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	3,259,234	3,361,906
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	327,932	337,889
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	806,819	831,835
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	1,427,097	1,469,262
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	485,703	500,073
FNMA, Series 2003-17, Class FN, VRN, 0.49%, 10/25/15	499,794	500,701

7

	Principal Amount	Value
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	$1,111,005	$1,143,844
FNMA, Series 2004-28, Class FE, VRN, 0.54%, 10/25/15	4,567,492	4,592,901
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	796,048	821,609
FNMA, Series 2004-52, Class PF, VRN, 0.64%, 10/25/15	489,264	491,802
FNMA, Series 2006-11, Class FA, VRN, 0.49%, 10/25/15	861,796	863,853
FNMA, Series 2006-60, Class KF, VRN, 0.49%, 10/25/15	1,972,982	1,980,560
FNMA, Series 2006-72, Class TE, VRN, 0.49%, 10/25/15	1,294,095	1,297,782
FNMA, Series 2008-77, Class EB SEQ, 4.50%, 9/25/23	448,334	471,009
FNMA, Series 2009-33, Class FB, VRN, 1.01%, 10/25/15	1,383,026	1,412,531
FNMA, Series 2009-87, Class HF, VRN, 1.04%, 10/25/15	565,354	577,626
FNMA, Series 2009-89, Class FD, VRN, 0.79%, 10/25/15	703,215	713,224
FNMA, Series 2010-12, Class AC SEQ, 2.50%, 12/25/18	620,360	630,540
FNMA, Series 2010-50, Class AB SEQ, 2.50%, 1/25/24	10,775	10,771
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	698,654	710,727
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	235,917	241,604
FNMA, Series 2011-71, Class DJ SEQ, 3.00%, 3/25/25	481,230	493,001
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	2,824,443	2,851,467
FNMA, Series 2014-M12, Class ASV1, 1.93%, 10/25/21	2,556,796	2,606,837
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	479,335	479,240
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	2,307,405	2,317,851
FNMA, Series 2014-M5, Class FA, VRN, 0.56%, 10/1/15	1,100,675	1,101,399
FNMA, Series 2015-M12, Class FA, VRN, 0.54%, 10/1/15	7,400,000	7,403,759
FNMA, Series 2015-M7, Class ASQ2, 1.55%, 4/25/18	1,150,000	1,160,317
FNMA, Series 2015-M8, Class FA, VRN, 0.37%, 10/1/15	2,620,365	2,619,097
GNMA, Series 2010-14, Class QF, VRN, 0.66%, 10/16/15	1,610,970	1,623,702
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,024,094)		71,295,121
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 7.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 7.5%
FHLMC, VRN, 2.05%, 10/15/15	1,011,825	1,035,927
FHLMC, VRN, 2.125%, 10/15/15	17,538	17,591
FHLMC, VRN, 2.26%, 10/15/15	18,283	18,432
FHLMC, VRN, 2.32%, 10/15/15	601,316	611,190
FHLMC, VRN, 2.32%, 10/15/15	204,572	217,593
FHLMC, VRN, 2.36%, 10/15/15	649,438	692,441
FHLMC, VRN, 2.39%, 10/15/15	2,545,520	2,698,468
FHLMC, VRN, 2.45%, 10/15/15	489,612	521,099
FHLMC, VRN, 2.48%, 10/15/15	196,378	208,624
FHLMC, VRN, 2.53%, 10/15/15	296,753	315,208
FHLMC, VRN, 2.63%, 10/15/15	648,491	688,166
FHLMC, VRN, 2.64%, 10/15/15	1,695,170	1,768,687
FHLMC, VRN, 2.76%, 10/15/15	27,276	27,471
FHLMC, VRN, 2.98%, 10/15/15	145,028	153,781
FHLMC, VRN, 3.78%, 10/15/15	1,218,092	1,281,227
FHLMC, VRN, 4.04%, 10/15/15	287,245	302,555
FHLMC, VRN, 4.62%, 10/15/15	110,940	116,916
FHLMC, VRN, 6.11%, 10/15/15	194,290	206,167

8

	Principal Amount	Value
FNMA, VRN, 1.875%, 10/25/15	$10,494	$10,837
FNMA, VRN, 1.94%, 10/25/15	794,384	835,193
FNMA, VRN, 1.94%, 10/25/15	747,954	779,521
FNMA, VRN, 1.94%, 10/25/15	1,118,891	1,163,037
FNMA, VRN, 1.94%, 10/25/15	158,630	166,435
FNMA, VRN, 2.00%, 10/25/15	524,926	548,526
FNMA, VRN, 2.01%, 10/25/15	659,152	690,109
FNMA, VRN, 2.04%, 10/25/15	1,190	1,207
FNMA, VRN, 2.04%, 10/25/15	1,540,729	1,620,382
FNMA, VRN, 2.07%, 10/25/15	5,680	5,731
FNMA, VRN, 2.20%, 10/25/15	5,634	5,669
FNMA, VRN, 2.26%, 10/25/15	3,237	3,337
FNMA, VRN, 2.31%, 10/25/15	5,841	5,880
FNMA, VRN, 2.31%, 10/25/15	135,922	145,278
FNMA, VRN, 2.33%, 10/25/15	20,518	20,647
FNMA, VRN, 2.37%, 10/25/15	5,999	6,019
FNMA, VRN, 2.37%, 10/25/15	12,624	13,512
FNMA, VRN, 2.375%, 10/25/15	2,259	2,273
FNMA, VRN, 2.38%, 10/25/15	638,713	678,532
FNMA, VRN, 2.40%, 10/25/15	91,230	96,160
FNMA, VRN, 2.46%, 10/25/15	93,647	96,245
FNMA, VRN, 2.74%, 10/25/15	617,215	647,773
FNMA, VRN, 2.75%, 10/25/15	2,193	2,266
FNMA, VRN, 3.02%, 10/25/15	978,422	1,021,941
FNMA, VRN, 3.36%, 10/25/15	1,417,385	1,492,076
FNMA, VRN, 3.64%, 10/25/15	279,341	293,873
FNMA, VRN, 3.66%, 10/25/15	6,486	6,693
FNMA, VRN, 3.875%, 10/25/15	5,400	5,432
FNMA, VRN, 4.10%, 10/25/15	718	723
FNMA, VRN, 4.14%, 10/25/15	18,451	18,638
FNMA, VRN, 5.07%, 10/25/15	206,002	219,942
FNMA, VRN, 6.06%, 10/25/15	210,327	225,718
FNMA, VRN, 6.20%, 10/25/15	2,537	2,559
GNMA, VRN, 2.125%, 10/20/15	7,874	8,013
GNMA, VRN, 3.00%, 10/20/15	25,014	25,317
		21,747,037
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 7.50%, 5/1/16	293	294
FHLMC, 5.50%, 11/1/17	56,257	57,926
FNMA, 7.00%, 5/1/32	193,133	220,944
FNMA, 7.00%, 5/1/32	110,880	126,098
FNMA, 7.00%, 6/1/32	20,476	23,238
FNMA, 7.00%, 6/1/32	109,756	127,525
FNMA, 7.00%, 8/1/32	25,399	25,396
GNMA, 9.50%, 11/20/19	1,813	1,822
		583,243
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $21,901,391)		22,330,280

9

	Principal Amount/ Shares	Value
U.S. GOVERNMENT AGENCY SECURITIES — 4.1%
FHLB, 1.00%, 6/21/17	$84,000	$84,587
FNMA, 0.50%, 3/30/16	5,300,000	5,307,494
FNMA, 1.125%, 7/20/18	1,800,000	1,809,507
FNMA, 1.125%, 10/19/18	1,400,000	1,405,869
FNMA, 1.75%, 9/12/19	600,000	611,036
FNMA, 1.625%, 1/21/20	600,000	606,622
FNMA, 1.50%, 6/22/20	2,000,000	2,001,510
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $11,767,187)		11,826,625
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 2/15/25, valued at $4,513,013), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $4,422,001)		4,422,000
SSgA U.S. Government Money Market Fund, Class N	1,700,939	1,700,939
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,122,939)		6,122,939
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $291,447,948)		292,892,722
OTHER ASSETS AND LIABILITIES — (1.3)%		(3,880,373)
TOTAL NET ASSETS — 100.0%		$289,012,349

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
188	U.S. Treasury 2-Year Notes	December 2015	$41,177,875	$34,546

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
85	U.S. Treasury 5-Year Notes	December 2015	$10,243,828	$(65,004)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$5,800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41%	8/27/20	$(25,877)

10

NOTES TO SCHEDULE OF INVESTMENTS
CPI	-	Consumer Price Index
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $76,302.

(3)	Final maturity date indicated, unless otherwise noted.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

SEPTEMBER 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $291,447,948)	$292,892,722
Receivable for investments sold	228,463
Receivable for capital shares sold	1,720,938
Interest receivable	479,158
295,321,281

Liabilities
Payable for investments purchased	4,421,453
Payable for capital shares redeemed	1,717,000
Payable for variation margin on futures contracts	9,094
Swap agreements, at value	25,877
Accrued management fees	124,644
Distribution and service fees payable	5,127
Dividends payable	5,737
6,308,932

Net Assets	$289,012,349

Net Assets Consist of:
Capital paid in	$289,038,729
Distributions in excess of net investment income	(259,684)
Accumulated net realized loss	(1,155,135)
Net unrealized appreciation	1,388,439
$289,012,349

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$234,198,386	24,234,108	$9.66
Institutional Class	$32,541,190	3,365,672	$9.67
A Class	$20,837,286	2,155,741	$9.67*
C Class	$768,256	81,574	$9.42
R Class	$667,231	69,342	$9.62
*Maximum offering price $9.89 (net asset value divided by 0.9775).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,354,325

Expenses:
Management fees	775,889
Distribution and service fees:
A Class	27,692
C Class	3,827
R Class	915
Trustees' fees and expenses	7,059
Other expenses	405
815,787

Net investment income (loss)	538,538

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	350,402
Futures contract transactions	30,648
381,050

Change in net unrealized appreciation (depreciation) on:
Investments	(270,172)
Futures contracts	(41,842)
Swap agreements	(25,877)
(337,891)

Net realized and unrealized gain (loss)	43,159

Net Increase (Decrease) in Net Assets Resulting from Operations	$581,697

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) AND YEAR ENDED MARCH 31, 2015
Increase (Decrease) in Net Assets	September 30, 2015	March 31, 2015
Operations
Net investment income (loss)	$538,538	$900,608
Net realized gain (loss)	381,050	317,499
Change in net unrealized appreciation (depreciation)	(337,891)	1,126,139
Net increase (decrease) in net assets resulting from operations	581,697	2,344,246

Distributions to Shareholders
From net investment income:
Investor Class	(632,958)	(1,250,884)
Institutional Class	(129,782)	(210,338)
A Class	(30,962)	(50,527)
Decrease in net assets from distributions	(793,702)	(1,511,749)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(16,531,110)	(46,666,397)

Net increase (decrease) in net assets	(16,743,115)	(45,833,900)

Net Assets
Beginning of period	305,755,464	351,589,364
End of period	$289,012,349	$305,755,464

Distributions in excess of net investment income	$(259,684)	$(4,520)

See Notes to Financial Statements.

14

Notes to Financial Statements

SEPTEMBER 30, 2015 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short-Term Government Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income while maintaining safety of principal.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

15

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

16

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended September 30, 2015 was 0.55% for the Investor Class, A Class, C Class and R Class and 0.35% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2015 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2015 were $131,412,517 and $157,770,957, respectively, all of which are U.S. Treasury and Government Agency obligations.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2015		Year ended March 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,401,655	$42,485,973	3,369,180	$32,533,028
Issued in reinvestment of distributions	62,562	604,053	124,173	1,199,051
Redeemed	(4,760,978)	(45,959,273)	(6,616,761)	(63,868,545)
	(296,761)	(2,869,247)	(3,123,408)	(30,136,466)
Institutional Class
Sold	636,602	6,149,591	3,397,705	32,822,603
Issued in reinvestment of distributions	13,430	129,782	21,364	206,394
Redeemed	(1,450,996)	(14,019,583)	(4,746,283)	(45,857,107)
	(800,964)	(7,740,210)	(1,327,214)	(12,828,110)
A Class
Sold	207,760	2,006,384	859,115	8,290,230
Issued in reinvestment of distributions	2,918	28,190	4,996	48,251
Redeemed	(858,830)	(8,301,486)	(1,248,961)	(12,057,909)
	(648,152)	(6,266,912)	(384,850)	(3,719,428)
C Class
Sold	5,344	50,337	98,967	936,864
Redeemed	(10,531)	(99,409)	(113,270)	(1,071,521)
	(5,187)	(49,072)	(14,303)	(134,657)
R Class
Sold	41,099	394,934	16,557	159,043
Redeemed	(63)	(603)	(706)	(6,779)
	41,036	394,331	15,851	152,264
Net increase (decrease)	(1,710,028)	$(16,531,110)	(4,833,924)	$(46,666,397)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$181,317,757	—
Collateralized Mortgage Obligations	—	71,295,121	—
U.S. Government Agency Mortgage-Backed Securities	—	22,330,280	—
U.S. Government Agency Securities	—	11,826,625	—
Temporary Cash Investments	$1,700,939	4,422,000	—
	$1,700,939	$291,191,783	—
Other Financial Instruments
Futures Contracts	$34,546	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$(65,004)	—	—
Swap Agreements	—	$(25,877)	—
	$(65,004)	$(25,877)	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 168 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $5,800,000.

19

Value of Derivative Instruments as of September 30, 2015

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$9,094
Other Contracts	Swap agreements	—	Swap agreements	25,877
		—		$34,971

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2015
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$30,648	Change in net unrealized appreciation (depreciation) on futures contracts	$(41,842)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(25,877)
		$30,648		$(67,719)

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$291,460,703
Gross tax appreciation of investments	$1,554,658
Gross tax depreciation of investments	(122,639)
Net tax appreciation (depreciation) of investments	$1,432,019

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2015, the fund had accumulated short-term capital losses of $(823,217) and accumulated long-term capital losses of $(676,089), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$9.67	0.02	—(4)	0.02	(0.03)	—	(0.03)	$9.66	0.16%	0.55%(5)	0.36%(5)	45%	$234,198
2015	$9.65	0.03	0.04	0.07	(0.05)	—	(0.05)	$9.67	0.71%	0.55%	0.30%	76%	$237,231
2014	$9.71	—(4)	(0.03)	(0.03)	(0.03)	—	(0.03)	$9.65	(0.35)%	0.55%	0.05%	103%	$266,755
2013	$9.76	0.01	0.03	0.04	(0.03)	(0.06)	(0.09)	$9.71	0.33%	0.55%	0.11%	77%	$346,147
2012	$9.73	0.05	0.10	0.15	(0.06)	(0.06)	(0.12)	$9.76	1.59%	0.56%	0.51%	139%	$475,832
2011	$9.72	0.09	0.07	0.16	(0.10)	(0.05)	(0.15)	$9.73	1.60%	0.56%	0.94%	75%	$852,802
Institutional Class
2015(3)	$9.67	0.03	0.01	0.04	(0.04)	—	(0.04)	$9.67	0.37%	0.35%(5)	0.56%(5)	45%	$32,541
2015	$9.65	0.05	0.04	0.09	(0.07)	—	(0.07)	$9.67	0.91%	0.35%	0.50%	76%	$40,312
2014	$9.72	0.02	(0.04)	(0.02)	(0.05)	—	(0.05)	$9.65	(0.25)%	0.35%	0.25%	103%	$53,011
2013	$9.76	0.04	0.03	0.07	(0.05)	(0.06)	(0.11)	$9.72	0.64%	0.35%	0.31%	77%	$48,242
2012	$9.73	0.04	0.13	0.17	(0.08)	(0.06)	(0.14)	$9.76	1.79%	0.36%	0.71%	139%	$333,284
2011	$9.73	0.11	0.06	0.17	(0.12)	(0.05)	(0.17)	$9.73	1.70%	0.36%	1.14%	75%	$131

21

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$9.67	0.01	—(4)	0.01	(0.01)	—	(0.01)	$9.67	0.14%	0.80%(5)	0.11%(5)	45%	$20,837
2015	$9.64	—(4)	0.05	0.05	(0.02)	—	(0.02)	$9.67	0.50%	0.80%	0.05%	76%	$27,121
2014	$9.71	(0.02)	(0.05)	(0.07)	—	—	—	$9.64	(0.72)%	0.80%	(0.20)%	103%	$30,747
2013	$9.76	(0.02)	0.04	0.02	(0.01)	(0.06)	(0.07)	$9.71	0.14%	0.80%	(0.14)%	77%	$38,902
2012	$9.73	0.02	0.11	0.13	(0.04)	(0.06)	(0.10)	$9.76	1.33%	0.81%	0.26%	139%	$63,497
2011	$9.72	0.07	0.06	0.13	(0.07)	(0.05)	(0.12)	$9.73	1.35%	0.81%	0.69%	75%	$47,692
C Class
2015(3)	$9.45	(0.03)	—(4)	(0.03)	—	—	—	$9.42	(0.32)%	1.55%(5)	(0.64)%(5)	45%	$768
2015	$9.47	(0.07)	0.05	(0.02)	—	—	—	$9.45	(0.21)%	1.55%	(0.70)%	76%	$820
2014	$9.61	(0.09)	(0.05)	(0.14)	—	—	—	$9.47	(1.46)%	1.55%	(0.95)%	103%	$957
2013	$9.72	(0.09)	0.04	(0.05)	—	(0.06)	(0.06)	$9.61	(0.55)%	1.55%	(0.89)%	77%	$3,322
2012	$9.73	(0.06)	0.11	0.05	—	(0.06)	(0.06)	$9.72	0.55%	1.56%	(0.49)%	139%	$3,691
2011	$9.73	(0.01)	0.06	0.05	—(4)	(0.05)	(0.05)	$9.73	0.53%	1.56%	(0.06)%	75%	$722
R Class
2015(3)	$9.63	(0.01)	—(4)	(0.01)	—	—	—	$9.62	(0.10)%	1.05%(5)	(0.14)%(5)	45%	$667
2015	$9.60	(0.02)	0.05	0.03	—	—	—	$9.63	0.31%	1.05%	(0.20)%	76%	$272
2014	$9.69	(0.04)	(0.05)	(0.09)	—	—	—	$9.60	(0.93)%	1.05%	(0.45)%	103%	$120
2013	$9.76	(0.03)	0.02	(0.01)	—(4)	(0.06)	(0.06)	$9.69	(0.14)%	1.05%	(0.39)%	77%	$173
2012	$9.73	(0.01)	0.12	0.11	(0.02)	(0.06)	(0.08)	$9.76	1.15%	1.06%	0.01%	139%	$345
2011	$9.73	0.04	0.06	0.10	(0.05)	(0.05)	(0.10)	$9.73	0.99%	1.06%	0.44%	75%	$25

22

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2015 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

See Notes to Financial Statements.

23

Approval of Management Agreement

At a meeting held on June 16, 2015, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

24

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular

25

meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees,

26

costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

27

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-87386 1511

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 24, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 24, 2015